DOCUMENT AND ENTITY INFORMATION (USD $)	12 Months Ended
	Dec. 31, 2012	Jun. 30, 2012
Entity Registrant Name	TODA INTERNATIONAL HOLDINGS INC.
Entity Central Index Key	0001381792
Current Fiscal Year End Date	--12-31
Entity Filer Category	Non-accelerated Filer
Trading Symbol	ck0001381792
Entity Common Stock Shares Outstanding	27,780,000
Document Type	20-F
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012
Entity Voluntary Filers	No
Entity Well-Known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Public Float		$ 0

CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2012		Dec. 31, 2011
Assets
Cash	$ 2,959,219		$ 4,407,246
Restricted cash	3,207,813		1,588,840
Accounts receivable, net	17,832,844		16,440,294
Inventories	13,199,221		12,114,595
Prepaid expenses and other current assets	8,530,684		4,488,777
Due from related party	3,463,543		1,285,791
VAT Tax receivable	203,295		61,385
Total current assets	49,396,619		40,386,928
Non-current assets
Property, plant and equipment, net	8,912,745		3,751,659
Construction in progress	1,219,884		1,676,522
Land use right, net	291,707		295,312
Intangible asset, net	3,524,423		3,970,114
Total non-current assets	13,948,759		9,693,607
Total assets	63,345,378		50,080,535
Liabilities and stockholders' equity
Accounts payable	10,485,324		4,678,341
Bank loans	9,712,118		8,918,440
Short term loans	566,604		0
Income tax payable	239,986		584,579
Advanced from unrelated parties	588,697		257,034
Accrued liabilities and other payables	1,859,654		1,216,551
Due to related parties	137,703	[1]	0	[1]
Total current liabilities	23,590,086		15,654,945
Total liabilities	23,590,086		15,654,945
Stockholders' equity
Ordinary share, $0.000256 par value, 100,000,000 shares authorized; 27,780,000 shares issued and outstanding as of December 31, 2012 and 2011	7,112		7,112
Additional paid-in capital	3,115,572		3,047,826
Statutory reserve	3,316,250		3,316,250
Retained earnings	30,064,949		25,559,439
Accumulated other comprehensive income	3,251,409		2,410,341
Total TODA stockholders' equity	39,755,292		34,340,968
Non-controlling interest	0		84,622
Total equity	39,755,292		34,425,590
Total liabilities and stockholders' equity	$ 63,345,378		$ 50,080,535

[1]	This represents certain advances received by the Group from the entity for operating purpose.

CONSOLIDATED BALANCE SHEETS [Parenthetical] (USD $)	Dec. 31, 2012	Dec. 31, 2011	May 16, 2011	Mar. 01, 2008
Ordinary shares, par value (in dollars per share)	$ 0.000256	$ 0.000256		$ 0.0001
Ordinary shares, shares authorized	100,000,000	100,000,000		50,000,000
Ordinary shares, shares issued	27,780,000	27,780,000
Ordinary shares, shares outstanding	27,780,000	27,780,000	27,780,000

CONSOLIDATED STATEMENTS OF INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue
- Product sales	$ 42,638,117	$ 52,469,229	$ 39,630,752	[1]
Total revenue	42,638,117	52,469,229	39,630,752	[1]
Cost of sales
Total cost of sales	(32,609,334)	(37,128,334)	(24,620,653)	[1]
Gross Profit	10,028,783	15,340,895	15,010,099	[1]
Operating expenses:
Selling and marketing expenses	(882,547)	(606,271)	(445,951)	[1]
Administrative and other expenses	(2,996,579)	(2,662,595)	(1,857,785)	[1]
Total operating expenses	(3,879,126)	(3,268,866)	(2,303,736)	[1]
Operating income	6,149,657	12,072,029	12,706,363	[1]
Other income and (expense):
Other income	446,823	354,439	95,237	[1]
Interest expenses	(966,800)	(676,029)	(381,564)	[1]
Total other expense	(519,977)	(321,590)	(286,327)	[1]
Income before income taxes	5,629,680	11,750,439	12,420,036	[1]
Income tax expense	(1,140,923)	(1,796,731)	(1,798,009)	[1]
Net income before allocation of non-controlling interest	4,488,757	9,953,708	10,622,027	[1],[2]
Net income/( loss) attributable to non-controlling interest	16,753	(5,057)	0	[1],[2]
Net income attributable to common stockholders	4,505,510	9,948,651	10,622,027	[1],[2]
Earnings per share
- Basic (in dollars per share)	$ 0.16	$ 0.42	$ 0.65	[1]
- Diluted (in dollars per share)	$ 0.16	$ 0.36	$ 0.39	[1]
Weighted average common shares outstanding
- Basic (in shares)	27,780,000	23,731,700	16,419,955	[1]
- Diluted (in shares)	27,780,000	27,596,956	26,877,150	[1]
Third Parties [Member]
Revenue
- Product sales	42,638,117	51,693,735	35,973,392	[1]
Cost of sales
- Cost of sales	(32,609,334)	(37,074,574)	(23,411,057)	[1]
Licensing Technology [Member]
Revenue
- Product sales	0	775,494	2,234,237	[1]
Cost of sales
- Cost of sales	0	(53,760)	(233,109)	[1]
Related Parties [Member]
Revenue
- Product sales	0	0	1,423,123	[1]
Cost of sales
- Cost of sales	$ 0	$ 0	$ (976,487)	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").
[2]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ 4,488,757	$ 9,953,708	$ 10,622,027	[1],[2]
Other comprehensive income
Foreign currency translation adjustment	840,945	1,410,560	590,146	[2]
Comprehensive income	5,329,702	11,364,268	11,212,173	[2]
Less/(Add): Comprehensive (loss)/income attributable to non-controlling interests	(16,728)	5,180	0	[2]
Comprehensive income attributable to TODA	$ 5,346,430	$ 11,359,088	$ 11,212,173	[2]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (USD $)	Total		Preferred Stock [Member]	Ordinary shares [Member]	Additional Paid-in Capital [Member]	Statutory reserve [Member]	Accumulated Other Comprehensive Income [Member]	Retained Earnings [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2009	$ 11,027,589		$ 13	$ 4,203	$ 2,308,604	$ 1,152,992	$ 409,758	$ 7,152,019	$ 0
Balance (in shares) at Dec. 31, 2009			104,572	16,419,955
Cash contribution of capital	821,560		0	0	821,560	0	0	0	0
Net income /(loss)	10,622,027	[1],[2]	0	0	0	0	0	10,622,027	0
Appropriations to statutory reserves	0		0	0	0	1,108,980	0	(1,108,980)	0
Foreign currency translation gain	590,146		0	0	0	0	590,146	0	0
Balance at Dec. 31, 2010	23,061,322		13	4,203	3,130,164	2,261,972	999,904	16,665,066	0
Balance (in shares) at Dec. 31, 2010			104,572	16,419,955
Shares issued to former stockholders as part of the recapitalization during March 2011	0		0	232	(232)	0	0	0	0
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)			0	902,850
Conversion of preference shares into ordinary shares	0		(13)	2,677	(2,664)	0	0	0	0
Conversion of preference shares into ordinary shares (in shares)			(104,572)	10,457,195
Effect of capital to be paid-up by the VIE non-controlling interest	0		0	0	(79,442)	0	0	0	79,442
Net income /(loss)	9,953,708		0	0	0	0	0	9,948,651	5,057
Appropriations to statutory reserves	0		0	0	0	1,054,278	0	(1,054,278)	0
Foreign currency translation gain	1,410,560		0	0	0	0	1,410,437	0	123
Balance at Dec. 31, 2011	34,425,590		0	7,112	3,047,826	3,316,250	2,410,341	25,559,439	84,622
Balance (in shares) at Dec. 31, 2011			0	27,780,000
Net income /(loss)	4,488,757		0	0	0	0	0	4,505,510	(16,753)
Foreign currency translation gain	840,945		0	0	0	0	840,920	0	25
Acquisition of additional equity interest in Panjin TOFA Cable Co., Ltd.	0		0	0	67,746	0	148	0	(67,894)
Balance at Dec. 31, 2012	$ 39,755,292		$ 0	$ 7,112	$ 3,115,572	$ 3,316,250	$ 3,251,409	$ 30,064,949	$ 0
Balance (in shares) at Dec. 31, 2012			0	27,780,000

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 4,505,510	$ 9,948,651		$ 10,622,027	[1],[2]
Add: Net (loss)/income attributable to non-controlling interest	(16,753)	5,057		0	[1],[2]
Net income	4,488,757	9,953,708		10,622,027	[1],[2]
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of property, plant and equipment	574,252	395,505		197,769	[1]
Amortization of land use right	6,556	6,405		6,151	[1]
Amortization of intangible assets	481,029	469,949		336,687	[1]
Loss on write off of fixed assets	93,699	0		0	[1]
Changes in assets and liabilities:
Accounts receivable	(5,924,791)	(4,615,056)		(5,258,662)	[1]
Inventories	(737,319)	(6,534,420)		(2,244,260)	[1]
Prepaid expenses and other deposits	(3,953,050)	1,265,192		(1,792,661)	[1]
VAT tax receivable	(139,737)	(61,385)		40,184	[1]
Accounts payable	8,107,030	972,090		2,689,719	[1]
Accrued liabilities and other payables	359,767	584,441		435,999	[1]
Advances from unrelated parties	325,434	257,034		(783,076)	[1]
Income tax payable	(73,446)	(732,097)		923,395	[1]
Net cash provided by operating activities	3,608,181	1,961,366		5,173,272	[1]
Cash flows from investing activities:
Increase in restricted cash	(1,585,172)	(322,173)		(1,266,667)	[1]
Purchase of property, plant and equipment	(5,243,427)	(705,817)		(2,086,463)	[1]
Purchase of intangible assets	0	0		(4,513,160)	[1]
Cash paid for construction in progress	(21,873)	(241,622)		(1,191,593)	[1]
Net cash used in investing activities	(6,850,472)	(1,269,612)		(9,057,883)	[1]
Cash flows from financing activities:
Advances to related companies	(3,207,937)	(510,335)		0	[1]
Advances from related companies	0	0		1,396,239	[1]
Repayment to related companies	3,506,266	0		0	[1]
Advances from owners	0	0		2,373,129	[1]
Proceeds from bank loans	17,533,673	13,430,231		13,808,459	[1]
Repayment of bank loans	(16,839,007)	(12,529,814)		(12,923,361)	[1]
Proceeds from short term loans	560,406	0		0	[1]
Capital contribution	0	0		821,560	[1]
Net cash provided by financing activities	1,553,401	390,082		5,476,026	[1]
Net (decrease)/increase in cash	(1,688,890)	1,081,836		1,591,415	[1]
Effect on change of exchange rates	240,863	893,517		67,501	[1]
Cash as of January 1	4,407,246	2,431,893	[1]	772,977	[1]
Cash as of December 31	2,959,219	4,407,246		2,431,893	[1]
Supplemental disclosures of cash flow information:
Interest paid	966,800	676,029		381,564	[1]
Income tax paid	$ 1,212,147	$ 2,528,828		$ 1,419,055	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

ORGANIZATION, BUSINESS AND OPERATIONS	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Organization Consolidation and Presentation Of Financial Statements Disclosure [Text Block]
1.	ORGANIZATION, BUSINESS AND OPERATIONS

On September 27, 2006, TODA International Holdings Inc., formerly Summit Growth Corporation ("TODA" or the "Company"), was formed in the Cayman Islands with the objective to acquire, or merge with, an operating business.

On March 15, 2011, TODA entered into a Share Exchange Agreement (the "Share Exchange Agreement") with Victor Score Limited, a British Virgin Islands exempted business company ("Victor Score'), and its stockholders (the "Stockholders"). Prior to the share exchange, Victor Score's issued 2,665,075 ordinary shares with par value of $0.00128 to former stockholders of the Company. Pursuant to the terms of the Exchange Agreement, the Stockholders of Victor Score agreed to transfer all of the issued and outstanding shares of common stock in Victor Score to the Company in exchange for the Company's issuing an aggregate of 32,839,910 ordinary shares and 104,572 preference shares of the Company's capital stock to the Victor Score stockholders and Victor Score. The Company initiated a 1 for 2 reverse stock splits effective on May 16, 2011. After the reverse stock split, there were 17,322,805 ordinary shares outstanding. On the same date, 104,572 preference shares were converted into 10,457,195 ordinary shares. As a result, a total of 27,780,000 ordinary shares were outstanding as of May 16, 2011 and December 31, 2012.

The Share Exchange was accounted for as a "reverse merger", since the former stockholders of Victor Score own a majority of the outstanding shares of the Company's capital stock immediately following the Share Exchange. Victor Score is deemed to be the accounting acquirer in the reverse merger. Accordingly after the reverse merger, Victor Score became a subsidiary of TODA, with Dalian TOFA New Materials Development Co., Ltd., a company incorporated under the laws of the People's Republic of China ("PRC') on November 12, 1997 ("TOFA'), and Dalian Tongda Equipment Technology Development Co., Ltd., a company incorporated under the laws of PRC on January 28, 2008 ("Tongda") being the variable interest entities ("VIEs") of TODA through a series of contractual agreements made with Dalian Xinding New Materials Technology Consultancy Co., Ltd. ("Dalian Xinding").

As a result of the Share Exchange, TODA is now engaged in the business of manufacturing and trading of copper coated aluminum wire and its related products, and in the business of manufacturing of wiring equipment and leasing copper coated aluminum wire technology in the PRC. TODA also exerts effective control over TOFA and Tongda and receives 100% of the net profits derived from the business operations of TOFA and Tongda.

Subsequent to the Share Exchange, the Company now holds 100% of Victor Score, which, in turn, holds 100% of the equity interest in Apex Wealth Holdings Limited ("Apex Wealth"), a limited liability company incorporated in Hong Kong, China on February 12, 2010 which, in turn, holds 100% of the equity interest in Dalian Xinding, a wholly foreign owned enterprise approved in the PRC on August 18, 2010 with the registered capital of RMB5,000,000 (US$732,504).

Pursuant to a group reorganization completed on October 12, 2010, TOFA and Tongda signed a series of contractual agreements with Dalian Xinding. TOFA and Tongda became variable interest entities ("VIEs') as defined under FASB ASC 810-10.

The Company does not conduct any operations or have any assets exclusive of its control of TOFA and Tongda. Through its contractual arrangements with TOFA and Tongda, the Company is engaged in the research, development, production and distribution of composite bimetallic materials, primarily copper clad aluminum ("CCA"), and its manufacturing equipment. The Company is also involved in the research and development of related production technologies and provides consultancy services on such technologies to a number of entities, within and out of China.

The VIE Agreements grant Dalian Xinding the power to direct the activities that most significantly impact TOFA's and Tongda's economic performance and right to economic returns in the following manner:

(a)	Pursuant to the terms of the Business Operation Agreement, Dalian Xinding effectively gained management control of TOFA and Tongda.

*	Without written consent of Dalian Xinding, neither TOFA nor Tongda can enter into or consummate a transaction that might significantly affect the assets, obligations, rights or operations of TOFA or Tongda.

*	Dalian Xinding is entitled to provide advice and guidance regarding hiring and firing employees, daily operations and financial management of TOFA and Tongda. The managements of TOFA and Tongda have agreed to accept such advice and guidance.

*	Dalian Xinding is entitled to recommend all candidates for directors and executive officers of TOFA and Tongda. TOFA and Tongda have agreed to appoint the candidates recommended by Dalian Xinding.

* TOFA and Tongda have issued a letter of authorization that authorizes designated officers of Dalian Xinding to act as their proxies and exercise all rights of stockholders at any stockholders meetings of TOFA or Tongda pursuant to PRC law and the bylaws of TOFA and Tongda.

(b)	Pursuant to the terms of the Lease Agreement, TOFA and Tongda have leased all of the property, plant and equipment of TOFA and Tongda to Dalian Xinding and Dalian Xinding possess the right to use all of such property, plant and equipment during the lease term.

The VIE Agreements each have an initial term of 10 years and may only be extended upon the written agreement of Dalian Xinding. The Company believes that the VIE Agreements provide it with substantial protection and control over the operations of the VIEs.

Details of the Company’s subsidiaries and VIEs which are included in these consolidated financial statements as at December 31, 2012 are as follows:

Subsidiaries’ names	Place and date of incorporation	Percentage of ownership by the Company	Principal activities

Victor Score Limited	BVI	100%	Intermediate holding company
May 13, 2010

Apex Wealth Holdings Limited	Hong Kong, PRC	100% (indirect)	Intermediate holding company
February 12, 2010

Dalian Xinding New Materials	Dalian, PRC	100% (indirect)	Intermediate holding company
Technology Consultancy Co., Ltd.	August 18, 2010

VIE’s names

Dalian TOFA New Materials Development Co., Ltd.	Liaoning, Dalian, PRC November 12, 1997	VIE controlled by TODA	Manufacturing and trading of CCA and its related products

Dalian Tongda Equipment Technology Development Co., Ltd	Liaoning, Dalian, PRC January 28, 2008	VIE controlled by TODA	Manufacturing wiring equipment and leasing CCA technology

Panjin TOFA Cable Co., Ltd.	Liaoning, Dalian, PRC	100% owned by TOFA	Manufacturing of CCA cables
June 30, 2011

Zhaodong TOFA Cable Co., Ltd.	Heilongjiang, Zhaodong, PRC	100% owned by TOFA	Sale of CCA cables and related
	November 18, 2011		products

Mudanjiang TOFA Cable Co., Ltd.	Heilongjiang, Mudanjiang, PRC	100% owned by Panjin	Sale of CCA cables and related
	June 26, 2012	Cable	product

The contractual agreements between the Company, TOFA and Tongda have an initial term of 10 years. The parties may mutually seek to extend these agreements upon the expiration of the current term. The Company is not aware of any legal impediments that may affect the renewal of these agreements under current PRC laws. In order for the Company to continue to derive the economic benefits from its interest in operation of TOFA and Tongda, it must renew these contractual agreements. There is no assurance that such contractual agreements will be renewed upon expiration.

(i)	On June 17, 2012, TOFA acquired the remaining 10% equity interest of Panjin Cable from its minority stockholders. The acquisition of this non-controlling interest has been accounted for as a transaction with equity holders in their capacity as equity holders and accordingly no goodwill has been recognized.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Significant Accounting Policies [Text Block]
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Company to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries and VIE’s “the Group” as disclosed in note 1. All material inter-company balances and transactions have been eliminated.

Foreign currency translation

The Company uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The subsidiaries and VIEs within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company’s financial statements are recorded as accumulated other comprehensive income included in the stockholders’ equity section of the balance sheets. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010

Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.600=$1
	HKD7.7507=$1	HKD7.7663=$1	HKD7.7810=$1

Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7137=$1
	HKD7.7591=$1	HKD7.7793=$1	HKD7.7700=$1

There is no assurance that the RMB and HK$ amounts could have been, or could be, converted into U.S. dollars at the above rates.

Acquisition of non-controlling interests in VIE's subsidiary

Acquisition of non-controlling interests is accounted for as transactions with equity holders in their capacity as equity-holders and therefore no goodwill is recognised as a result of such transactions. The difference between the fair value of the consideration paid and the face value of equity shares issued is recorded as additional paid-in capital and the difference between the fair value of the consideration paid and the carrying amount of non-controlling interests is recorded as an adjustment in equity and is included as part of additional paid-in capital.

Consolidation of VIEs

TODA has no direct or indirect legal or equity ownership interest in TOFA and Tongda. However, through the VIE Agreements between Dalian Xinding and the stockholders of TOFA and Tongda, the stockholders of TOFA and Tongda have assigned all their rights as stockholders, including voting rights and disposition rights of their equity interests in TOFA and Tongda to Dalian Xinding, our indirect, wholly-owned subsidiary.

In accordance with Accounting Standards Codification ("ASC") 810-10-15-14, TOFA and Tongda are deemed VIEs for two reasons. First, the equity stockholders of TOFA and Tongda do not significantly enjoy the benefits of income or suffer the consequences of losses. Second, the equity stockholders of TOFA and Tongda do not possess the direct or indirect ability through voting or similar rights to make decisions regarding their activities that have a significant effect on the success of the companies. Therefore, in accordance with ASC 810-10-25-38A, the Company is deemed to be the primary beneficiary of TOFA and Tongda and the financial statements of TOFA and Tongda are consolidated in the Company's consolidated financial statements.

The Company's Consolidated VIEs - Balance Sheet Classification

The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2012	2011
Assets
Current assets
Cash	$2,909,061	$4,342,750
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Other current assets	8,644,039	4,414,947
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets of consolidated VIEs	$63,205,280	$49,880,824

The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Bank loans	$9,712,118	$8,918,440
Accounts payable	10,485,324	4,678,341
Other liabilities	5,507,063	961,782
Total liabilities of consolidated VIEs	$25,704,505	$14,558,563

The consolidated VIEs included in the table above represent the two separate entities and their subsidiaries. The creditors of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to the Company. In addition, the assets are generally restricted only to pay such liabilities. Thus, the Company's maximum legal exposure to loss related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets due to outstanding third-party financing. Intercompany liabilities are excluded from the table.

Revenue recognition

The Group generates revenue primarily from manufacturing and trading of copper coated aluminum wire, equipment and its related products and leasing of copper coated aluminum wire technology.

Licensing technology represents the revenue from leasing of several exclusive production technologies, which are internally developed by research and development of the Tongda, to an independent third party. The production technology related to the technical know-how in the production process and has not been registered as patent according to the relevant laws and regulations in the PRC.

Revenue represents the invoiced value of goods sold recognized upon the shipment of goods to customers and the rental income of certain production technology to an independent party. Revenue is recognized when all of the following criteria are met:

i)	Persuasive evidence of an arrangement exists,
ii)	Delivery has occurred and the customer takes ownership and assumes risk of loss or services have been rendered,
iii)	The seller's price to the buyer is fixed or determinable, and
iv)	Collectability is reasonably assured.

Cash

Cash represents cash in banks and cash on hand.

The Company considers all highly liquid investments with original maturities of three months or less to be cash. Substantially all of the cash deposits of the Company are held with financial institutions located in the PRC. Management believes these financial institutions are of high credit quality.

Restricted cash

Restricted cash represents bank deposits held as collaterals for irrecoverable letter of credit.

Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company generally extends unsecured credit to six months to its customers in the ordinary course of business. The Company mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on management's assessment of known requirements, aging of receivables, payment history, the customers' current credit worthiness, and the economic environment. When a specific accounts receivable balance is deemed uncollectible, a charge is taken to statement of income. Recoveries of balances previously written off are reflected as income in the statement of income.

Inventories

Inventories consisting of raw material, work-in-progress and finished goods of copper coated aluminum wire and related products which are stated at the lower of cost or net realizable value. Finished goods comprised of direct materials, direct labor and a portion of overheads. Inventory costs are calculated using a weighted average method of accounting.

Allowances for obsolete, slow-moving and damaged inventory are deducted from the related inventory balances. No provision was made as of December 31, 2012, 2011 and 2010.

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Maintenance, repairs and minor renewals are expensed as incurred; major renewals and improvements that extend the lives or increase the capacity of plant assets are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the reporting period of disposition.

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets after taking into account their respective estimated residual value.

The estimated useful lives of the assets are as follows:

Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Land use right

Land use right represents the prepayments for the use of parcels of land in the PRC where the Company's production facilities are located, and are charged to expense over their respective lease periods of 50 years. According to the laws of the PRC, the government owns all of the land in the PRC. Company or individuals are authorized to use the land only through land use rights leased from the PRC government for a certain period.

Intangible assets

Intangible assets acquired separately and with finite useful lives are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is provided on a straight-line basis over their estimated useful lives of 10 years. Alternatively, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

Gain or losses arising from derecognition of the intangible asset is measured at the difference between the net disposal proceeds and the carrying amount of the assets and are recognized in the statement of income when the asset is disposed.

Construction in progress

Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any.

No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and are available for intended use. When the assets are placed in service, the costs are transferred to property, plant and equipment and depreciated in accordance with the accounting policy of the Company.

Research and development costs

Research and development costs are charged to expense as incurred. Research and development costs mainly consist of remuneration for the research and development staff and material costs for research and development. The Company incurred $436,189, $298,966 and $171,621for year ended December 2012, 2011 and 2010, respectively.

Impairment of long-lived assets

The long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is by comparing the carrying amount of any asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Based on the Company’s assessment, USD63,502 impairment was recognized as of December 31, 2012.

Comprehensive income

The Company has adopted ASC 220, "Comprehensive Income". This statement establishes rules for the reporting of comprehensive income and its components. Comprehensive income consists of net income and foreign currency translation adjustments.

Income taxes

The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Company adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2012, 2011 and 2010, there was no amounts that had been accrued with respect of uncertain tax positions.

The tax effects of temporary differences of the Company as of December 31, 2012, 2011and 2010 are immaterial.

Value added taxes

Sales of the goods in the PRC are subject to the VAT at 17% (Output VAT). Input tax on purchases can be deducted from output VAT. The net amount of VAT receivable from, or payable to, the taxation authority is included in “VAT tax receivables” or “VAT tax payables” in the consolidated balance sheets.

Revenues, expenses and assets are recognized net of the amount of VAT, except:

i)	where the VAT incurred on the purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the acquisition of the asset or as part of the expense item as applicable, and

ii)	receivables and payables are stated with the amount of VAT included.

Employee benefits

i)	Salaries, wages, annual bonuses, paid annual leave and staff welfare are accrued in the year in which the associated services are rendered by employees of the Group. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

ii)	Contributions to appropriate local defined contribution retirement schemes pursuant to the relevant labor rules and regulations in the PRC are charged to the cost of sales and general and administrative expenses in the statement of operation as and when the related employee service is provided. The Company incurred $223,279, $281,476 and $159,411 for the year ended December 31, 2012, 2011and 2010, respectively.

       Earnings per ordinary share

Basic earnings per ordinary share is based on the weighted effect of ordinary shares issued and outstanding, and is calculated by dividing net profit by the weighted average shares outstanding during period. Diluted earnings per ordinary share is calculated by dividing net profit by the weighted average number of ordinary shares used in the basic earnings per share calculation plus the number ordinary shares that would be issued assuming exercise or conversion of all potentially dilutive ordinary shares outstanding.

On March 1, 2008 the Company amended the authorized ordinary share capital of the Company from 50,000,000 ordinary shares of $0.0001 par value each to 39,062,500 ordinary shares of $0.0001 par value each. This resulted in every stockholder as of March 1, 2008 receiving 0.78125 ordinary shares for every ordinary share previously held. This was treated as a stock consolidation for US GAAP purposes, and all share and per share data is presented as if the consolidation took place as of the date of inception, September 27, 2006. On March 1, 2008, the Company also amended the authorized preference share capital of the Company from 1,000,000 preference shares of $0.0001 par value each to 781,250 preference shares of $0.000128 par value.

On May 16, 2011, by stockholders' resolution, the Company effected a one for two (1 for 2) stock consolidation of its issued and outstanding ordinary shares and increased the amount of the authorized ordinary shares from 39,062,500 shares to 100,000,000 shares.

At December 31, 2012, 2011 and 2010, there were no potentially dilutive ordinary shares outstanding.

The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2012	2011	2010

Net income attributable to TODA’s stockholders	$4,505,510	$9,948,651	$10,622,027
Weighted average outstanding shares of ordinary stock	27,780,000	23,731,700	16,419,955
Dilutive effect of convertible preference stock	-	3,865,256	10,457,195
Dilutive weighted average outstanding shares	27,780,000	27,596,956	26,877,150

Earnings per ordinary share:
Basic	$0.16	$0.42	$0.65
Diluted	$0.16	$0.36	$0.39

Fair value measurements

FASB ASC Topic 820, “Fair Value Measurement and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Fair value measurements

Level 1 -       Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -        Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -        Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Company’s financial instruments, none of which are held for trading purposes, including cash, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

There was no asset or liability measured at fair value on a non-recurring basis as of December 31, 2012 and 2011.

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. As management has not become aware of any product liability claims arising from any incident over the year, the Group has not recognized a liability for product liability claims, and no contingent liability has been recorded as of December 31, 2012 and 2011.

Economic and political risks

The major operations of the Company are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC's economy may influence the business, financial condition, and results of operations of the Company.

Among other risks, the Company's operations are subject to the risks of restrictions on: the transfer of funds; export duties, quotas, and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

CASH	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Cash And Cash Equivalents Disclosure [Text Block]
3.	CASH

Cash represents cash in bank and cash on hand. Cash as of December 31, 2012 and 2011 consists of the following:

	December 31,
	2012	2011

Bank balances and cash	$2,959,219	$4,407,246

RMB is not a freely convertible currency and the remittance of funds out of the PRC is subject to the exchange restrictions imposed by the PRC government.

RESTRICTED CASH	12 Months Ended
Dec. 31, 2012
Restricted Cash and Investments [Abstract]
Restricted Assets Disclosure [Text Block]
4.	RESTRICTED CASH

As at December 31, 2012 and 2011 the Company's cash amounting to $3,207,813 and $1,588,840 respectively, were restricted and deposited in certain banks as collateral for irrevocable letters of credit.

ACCOUNTS RECEIVABLE	12 Months Ended
Dec. 31, 2012
Accounts Receivable, Net [Abstract]
Loans Notes Trade and Other Receivables Disclosure [Text Block]
5.	ACCOUNTS RECEIVABLE

The majority of the Company's sales are on open credit terms and in accordance with terms specified in the contracts governing the relevant transactions. The Company evaluates the need of an allowance for doubtful accounts based on specifically identified amounts and the management believes to be uncollectible. If actual collections experience changes, revisions to the allowance may be required. Based upon the aforementioned criteria, the Company has determined that US$ 213,457 allowance for doubtful accounts is required as of December 31, 2012 and no allowance for doubtful accounts is required as of December 31, 2011 and 2010.

INVENTORIES	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
6.	INVENTORIES

Inventories are stated at the lower of cost (determined using the weighted average cost) or market value and are composed of the following at:

	December 31,
	2012	2011

Raw materials	$3,434,586	$4,477,678
Work-in-process	321,089	278,503
Finished goods	9,443,546	7,358,414
	$13,199,221	$12,114,595

PREPAID EXPENSES AND OTHER CURRENT ASSETS	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses and Other Current Assets Disclosure [Text Block]
7.	PREPAID EXPENSES AND OTHER CURRENT ASSETS

Prepaid expenses and other current assets consist of the following at:

	December 31,
	2012	2011

Trade deposits to suppliers	$7,894,664	$3,914,548
Other short term advances to third parties	258,151	77,204
Utility and sundry deposits	14,047	12,749
Short term advances to employees	363,822	484,276
	$8,530,684	$4,488,777

The other short term advances to third parties are interest free, unsecured and repayable on demand.

DUE FROM RELATED PARTY	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Related Party Transactions Disclosure [Text Block]
8.	DUE FROM RELATED PARTY

Name	Nature	December 31,
		2012	2011

Suzhou Tongsheng Dual Metal Material Co., Ltd (a)	Account receivable	$1,685,049	$-
Shenzhen Tofa Complex Metal Material Co., Ltd. (a)	Account receivable	1,778,494	1,285,791
		$3,463,543	$1,285,791

(a)	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.

The amount due is interest free and unsecured and repayable on demand.

PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property Plant and Equipment Disclosure [Text Block]
9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment, net consist of the following:

	December 31,
	2012	2011

Buildings	$1,138,907	$963,534
Plant equipment	10,062,804	4,609,100
Office equipment	206,115	179,817
Motor vehicles	747,835	634,536
	12,155,661	6,386,987
Less: Accumulated depreciation	(3,242,916)	(2,635,328)
	$8,912,745	$3,751,659

Depreciation expense for the years ended December 31, 2012, 2011 and 2010 amounted to $574,252, $395,505 and $197,769 respectively.

The buildings, plant and equipment are pledged as collateral to Shanghai Pudong Development Bank ("SPDB") for the bank loans.

TOFA has the right to use its property from 2002 to 2052 under the terms of Property Certificate issued to TOFA by the Chinese government.

CONSTRUCTION IN PROGRESS	12 Months Ended
Dec. 31, 2012
Construction In Progress [Abstract]
Construction In Progress Disclosure [Text Block]
10.	CONSTRUCTION IN PROGRESS

A summary of construction in progress is as follows:

	December 31,
	2012	2011

Balance beginning	$1,676,522	$1,368,351
Additions	21,873	241,622
Transfer to fixed assets	(403,724)	-
Write off	(91,189)	-
Effect of foreign exchange rate changes	16,402	66,549
	$1,219,884	$1,676,522

	Balance at December 31, 2012	Estimated cost to complete as of December 31, 2012	Estimated time to complete

Plant	$1,219,884	$-	Temporarily ceased construction

No depreciation has been provided for construction in progress.

LAND USE RIGHT	12 Months Ended
Dec. 31, 2012
Land Use Right [Abstract]
Land Rights and Mineral Rights Disclosure [Text Block]
11.	LAND USE RIGHT

Land use right represents prepaid lease payments to the local government in the PRC for the use of land where the Company's production facilities are located. Land use rights have a 50-year life commencing January 1, 2007 to December 2056.

The land use right is pledged as collateral to SPDB for the bank loans granted to the Company.

Amortization expenses were $6,556, $6,405 and $6,151 for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$6,556
2014	6,556
2015	6,556
2016	6,556
2017	6,556
Thereafter	258,927
$291,707

INTANGIBLE ASSET	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets Disclosure [Text Block]
12.	INTANGIBLE ASSET

Intangible asset represents the following:

	December 31,
	2012	2011
Production technology
Cost	$4,863,485	$4,814,185
Less: Accumulated amortization	(1,339,062)	(844,071)
Net	$3,524,423	$3,970,114

Amortization expenses were $481,029, $469,949 and $336,687 for the years ended December 31, 2012, 2011 and 2010, respectively.

As of December 31, 2012, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$481,029
2014	481,029
2015	481,029
2016	481,029
2017	481,029
Thereafter	1,119,278
$3,524,423

The Company has reviewed the recoverable amount of the production technology based on value-in-use calculations by discounting future cash flows and no impairment was required as of December 31, 2012, 2011 and 2010, respectively.

ACCOUNT PAYABLE	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
13.	ACCOUNTS PAYABLE

Accounts payable consist of the following at December 31, 2012 and 2011, respectively:

	December 31,
	2012	2011

Accounts payable	$4,069,697	$1,500,661
Notes payable	6,415,627	3,177,680
	$10,485,324	$4,678,341

The notes are payable on demand to Company's creditors. The creditors have given extended credit terms secured by pledge of the Company's restricted cash. All outstanding is due within one year.

BANK LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
14.	BANK LOANS

Bank loans consist of the following:

	December 31,
	2012	2011

Short-term bank loans	$9,712,118	$8,918,440

The bank loans as outlined in the following tables are secured by mortgages on the land and buildings, other plant and equipment and personal guarantees of some directors' and third parties. The proceeds of the loans were used to finance the acquisition of property, plant and equipment and working capital of the Company.

The details of the short term bank loans outstanding as of December 31, 2012 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,605,110	China Central Bank	Term loan	March 30, 2012 to	Related party and
Bank, Dalian	(RMB10,000,000)	benchmark annual		March 29, 2013	third party
Branch (“China		rate of 6.31% plus			guarantees
CITIC”)		30% (equals to 8.20%)

Shanghai Pudong Development Bank(“SPDB”	US$2,780,854 (RMB17,235,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	August 30, 2012 to August 12, 2013	Mortgages on land use right, other plant and equipment

Shenzhen	US$2,407,666	China Central Bank	Term loan	March 26, 2012 to	Related party and
Development	(RMB15,000,000)	benchmark annual		March 25, 2013	third party
Bank (“SDB”)		rate of 6.31% plus			guarantees
30% (equals to 8.20%)

	US$2,436,955	Annual rate of 6.00%	Export loans	March 7, 2012 to	Related party and
	(RMB15,182,471)			March 6, 2013	third party
guarantees

Industrial and Commercial Bank of China Limited (“ICBC”)	US$ 481,533 (RMB3,000,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Term loan	October 1, 2012 to September 30, 2013	Mortgages on account receivable
Total	US$ 9,712,118

The details of the short term bank loans outstanding as of December 31, 2011 are as follows:

	Outstanding loan	Current Annualized	Nature of
Name of bank	amount	interest rate	loans	Term of loans	Collateral

China CITIC	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 30, 2012	Related party and third party guarantees

	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 23, 2012	Related party and third party guarantees

SPDB	US$3,165,605 (RMB19,924,000)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	Revolving loan	August 5, 2011 to August 1, 2012	Mortgages on land use right, other plant and equipment

SDB	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 29, 2011 to April 28, 2012	Related party and third party guarantees

	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 27, 2011 to April 26, 2012	Related party and third party guarantees

	US$1,246,885 (RMB7,847,771)	LIBOR plus 3 bps (equal to 4.5%)	Export loans	January 27, 2011 to January 26, 2012	Related party and third party guarantees

ICBC	US$476,652 (RMB3,000,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	September 29, 2011 to September 14, 2012	Factoring business on account receivables

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	November 16, 2011 to May 15, 2012	N/A

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 7.73%	Revolving loan	November 16, 2011 to May 15, 2012	N/A
Total	US$ 8,918,440

Interest expenses for the years ended December 31, 2012, 2011 and 2010 amounted to $966,800, $676,029 and $381,564 respectively.

SHORT TERM LOANS	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Short-term Debt [Text Block]
15.	SHORT TERM LOANS

Short term loans consist of the following:

	December 31,
	2012	2011

Short-term loans	$566,604	$-

The short term loans as outlined in the following tables are unsecured. The proceeds of the loans were used to finance the working capital of the Company.

The details of the short term loans outstanding as of December 31, 2012 are as follows:

Name of party	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans

Yu Kai, Wang	US$36,918	Annual rate of 6.10%	Term loan	February 20 , 2012 to
	(RMB230,000)			February 20, 2013

	US$24,076	Annual rate of 6.10%	Term loan	March 20 , 2012 to
	(RMB150,000)			March 20, 2013

	US$272,869	Annual rate of 6.10%	Term loan	June 20 , 2012 to
	(RMB1,700,000)			June 20, 2013

Dalian Tongli Technology Co.,	US$168,537	Annual rate of 6.10%	Term loan	September 12 , 2012 to
Ltd	(RMB1,050,000)			September 12, 2013

	US$64,204	Annual rate of 6.10%	Term loan	October 12 , 2012 to
	(RMB400,000)			October 12, 2013

There are no short term loans outstanding as of December 31, 2011.

ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Dec. 31, 2012
Accrued Liabilities and Other Payables [Abstract]
Accrued Expenses and Other Current Liabilities Disclosure [Text Block]
15.	ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables consist of the following:

	December 31,
	2012	2011

Wages and welfare payables	$52,938	$-
Accrued expenses	194,331	272,063
Other payables	1,612,385	944,488
	$1,859,654	$1,216,551

Other payables consist of amounts owed by the Company to various unrelated entities that are incurred in the normal course of business operations. These liabilities do not carry any interest rate and will be repayable on demand.

DUE TO RELATED PARTIES	12 Months Ended
Dec. 31, 2012
Due To Related Parties [Abstract]
Due To Related Party [Text Block]
16.	DUE TO RELATED PARTIES

	December 31,
	2012	2011

Shenzhen TOFA Complex Metal Material Co. Ltd (i)	$137,703	$-

(i)	This represents certain advances received by the Group from the entity for operating purpose.

The amounts due are interest free and unsecured and repayable on demand.

ORDINARY SHARES	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders Equity Note Disclosure [Text Block]
17.	ORDINARY SHARES

As detailed in Note 1, in March 2011, in connection with the consummation of the transactions contemplated by the Share Exchange Agreement, the Company issued an aggregate of 32,839,910 ordinary shares to the Victor Score's Stockholders in connection with the reverse merger.

The Company effected a 1 for 2 reverse stock split, effective May 16, 2011. After the reverse stock split, there were 17,322,805 ordinary shares outstanding. On May 16, 2011, 104,572 preference shares were converted into 10,457,195 ordinary shares. As a result, a total of 27,780,000 ordinary shares were outstanding as of May 16, 2011, December 31, 2012 and 2011.

PREFERENCE SHARES	12 Months Ended
Dec. 31, 2012
Preference Shares [Abstract]
Preferred Stock [Text Block]
18.	PREFERENCE SHARES

The Company is authorized to issue 781,250 shares of preference shares with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors.

As detailed in Note 1, in March 2011, in connection with the consummation of the transactions contemplated by the Share Exchange Agreement, the Company issued 104,572 preference shares to one of the Victor Score Stockholders. Each share of these preference shares have 100 ordinary shares voting right and is convertible 100 ordinary shares. On May 16, 2011, immediately following the approval of a one-for-two reverse stock split, the preference shares were converted into 10,457,195 ordinary shares of the Company. There was no preference share issued and outstanding as of December 31, 2012 and 2011.

STATUTORY RESERVES	12 Months Ended
Dec. 31, 2012
Statutory Reserves [Abstract]
Legal Reserve and Retained Earnings and Dividends Disclosure [Text Block]
19.	STATUTORY RESERVES

The Company's subsidiaries and VIEs incorporated in the PRC are required on an annual basis to make appropriations to the statutory reserve based on after-tax net earnings at certain percentage of after-tax profit determined in accordance with PRC regulations.

The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs' registered capital. Appropriation to the statutory reserve fund must be made before distribution of dividends to stockholders. The statutory reserve fund can only be used for specific purposes, such as setting off the accumulated losses, enterprise expansion or increasing the registered capital.

For the year ended December 31, 2012 and 2011, the Company's subsidiaries and VIEs contributed nil and $1,054,278 to statutory reserve respectively.

BUSINESS SEGMENTS	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segment Reporting Disclosure [Text Block]
20.	BUSINESS SEGMENTS

A)	Business segment reporting - by product

The Company has two reportable business segments: Manufacturing and trading of bimetallic composite wire products and its related products ("Bimetallic Composite Wire Products"), and manufacturing of wiring equipment and leasing copper coated aluminum wire technology ("Wiring Equipment').

The following tables set forth the Company's two main segments:

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2012
Product sales
Sales to third parties	$40,753,851	$1,884,266	$-	$42,638,117
Sales to related parties	-	-	-	-
Licensing technology	-	-	-	-
	40,753,851	1,884,266	-	42,638,117

Cost of sales
Sales to third parties	(31,718,549)	(890,784)	-	(32,609,333)
Sales to related parties	-	-	-	-
Licensing technology	-	-	-	-
	(31,718,549)	(890,784)	-	(32,609,333)

Gross profit	9,035,302	993,482	-	10,028,784

Selling and distribution expenses	(579,079)	(303,131)	(338)	(882,548)
Administrative and other expenses	(2,043,276)	(789,816)	(163,487)	(2,996,579)
Operating income/(loss)	6,412,947	(99,465)	(163,825)	6,149,657
Other income	393,585	52,669	569	446,823
Interest expenses	(875,612)	(74,274)	(16,914)	(966,800)

Income/(loss) before income taxes	5,930,920	(121,070)	(180,170)	5,629,680

Income tax expenses	(1,072,553)	(68,370)	-	(1,140,923)

Net income/(loss)	4,858,367	(189,440)	(180,170)	4,488,757

Total assets	$53,832,719	$9,372,561	$140,098	$63,345,378

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2011
Product sales
Sales to third parties	$47,175,147	$4,518,588	$-	$51,693,735
Sales to related parties	-	-	-	-
Licensing technology	-	775,494	-	775,494
	47,175,147	5,294,082	-	52,469,229

Cost of sales
Sales to third parties	(35,185,078)	(1,889,496)	-	(37,074,574)
Sales to related parties	-	-	-	-
Licensing technology	-	(53,760)	-	(53,760)
	(35,185,078)	(1,943,256)	-	(37,128,334)

Gross profit	11,990,069	3,350,826	-	15,340,895
Selling and distribution expenses	(522,318)	(83,953)	-	(606,271)
Administrative and other expenses	(1,238,401)	(635,872)	(788,322)	(2,662,595)

Operating income/(loss)	10,229,350	2,631,001	(788,322)	12,072,029
Other income	270,859	83,580	-	354,439
Interest expenses	(661,833)	(14,196)	-	(676,029)

Income/(loss) before income taxes	9,838,376	2,700,385	(788,322)	11,750,439
Income tax expenses	(1,516,509)	(280,222)	-	(1,796,731)

Net income/(loss)	$8,321,867	$2,420,163	$(788,322)	$9,953,708

Total assets	$40,194,094	$9,267,108	$619,333	$50,080,535

	Bimetallic
	composite wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2010
Product sales
Sales to third parties	$31,221,350	$4,752,042	$-	$35,973,392
Sales to related parties	1,423,123	-	-	1,423,123
Licensing technology	-	2,234,237	-	2,234,237
	32,644,473	6,986,279	-	39,630,752

Cost of sales
Sales to third parties	(21,402,841)	(2,008,216)	-	(23,411,057)
Sales to related parties	(976,487)	-	-	(976,487)
Licensing technology	-	(233,109)	-	(233,109)
	(22,379,328)	(2,241,325)	-	(24,620,653)

Gross profit	10,265,145	4,744,954	-	15,010,099
Selling and distribution expenses	(351,331)	(94,620)	-	(445,951)
Administrative and other expenses	(994,317)	(663,376)	(200,092)	(1,857,785)

Operating income/(loss)	8,919,497	3,986,958	(200,092)	12,706,363
Other income	91,067	4,170	-	95,237
Interest expenses	(381,373)	(191)	-	(381,564)

Income/(loss) before income taxes	8,629,191	3,990,937	(200,092)	12,420,036
Income tax expenses	(1,265,792)	(532,217)	-	(1,798,009)

Net income/(loss)	$7,363,399	$3,458,720	$(200,092)	$10,622,027

Total assets	$29,660,559	$6,734,737	$266,606	$36,661,902

B)	Business segment reporting - by geography

As its secondary segments, the Company reports two geographical areas, which are the main market areas: PRC and foreign market. There is no single foreign country market accounting for more than 10% of total revenues for the year ended December 31, 2012, 2011 and 2010, respectively.

The following tables set forth revenues from customers of products sold by geographic segment:

	For the Year Ended December 31,
Geographical information:	2012	2011	2010

PRC	$34,002,646	$44,615,729	$34,478,754
Others	8,635,471	7,853,500	5,151,998
	$42,638,117	$52,469,229	$39,630,752

INCOME TAXES EXPENSES	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]
21.	INCOME TAXES EXPENSES

The entities within the Company file separate tax returns in the respective tax jurisdictions that they operate.

The Company is incorporated in the Cayman Islands, the laws of which do not require the Company to pay any income taxes or other taxes based on income, business activity or assets.

Victor Score is domiciled in the British Virgin Islands, the law of which do not require the company to pay any income taxes or other taxes based on income, business activity or assets.

Apex Wealth is domiciled in Hong Kong and subject to statutory profits tax of 16.5% if it incurred revenue and profits in Hong Kong.

Dalian Xinding is domiciled in PRC and subject to statutory profits tax of 25% if it incurred revenue and profits there.

TOFA and Tongda, all domiciled in PRC, are subject to PRC enterprise income tax of 15% for the year ended December 31, 2012, 2011 and 2010.

The Company’s income tax represents the income tax expenses from VIEs. The Company’s other entities sustained losses and accordingly no income tax was provided.

	For the year ended December 31
	2012	2011	2010
Current tax:
PRC income tax	$1,140,923	$1,796,731	$1,798,009

The Company’s income tax for the year ended December 31, 2012, 2011 and 2010 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	Year ended December 31,
	2012	2011	2010

Income before tax	$5,629,680	$11,750,439	$12,420,036

Expected PRC income tax expense at statutory tax rate of 25%	$1,407,420	$2,937,609	$3,105,009

Expense/(Income) not deductible/taxable	331,170	35,699	(643,992)
Tax concession	(597,667)	(1,176,577)	(663,008)
Actual income tax expense	$1,140,923	$1,796,731	$1,798,009

In December 2008 and November 2010, TOFA and Tongda respectively were registered as the State Encouraged High and New Technology Enterprises. According to the PRC Law on Enterprise Income Tax promulgated on March 16, 2007, TOFA and Tongda are entitled to a concessionary rate of income tax at 15%. Accordingly TOFA is subject to an income tax rate of 15% in both 2012 and 2011, while Tongda has been subject to an income tax rate of 15% since January 1, 2011.

The Company’s effective income tax rate is 20.3%, 15.3% and 14.5% for the year ended December 31, 2012, 2011 and 2010, respectively.

The Company has not recorded any deferred tax asset since the amounts are deemed immaterial. The Company has analyzed the tax positions taken or expected to be taken in its tax filings and has conclude it has no material asset related to uncertain tax positions.

CONCENTRATIONS OF RISK	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Concentration Risk Disclosure [Text Block]
23.	CONCENTRATIONS OF RISK

The Company is exposed to the following concentrations of risk:

(a)	Major customers

For the year ended December 31, 2012, 2011 and 2010, the customers who accounted for 10% or more of the Company’s revenues at the period-end are presented as follows:

	Year ended December 31, 2012
		Percentage of
	Revenues	revenues
Customer A	$6,283,257	14%
Customer B	4,764,066	11%
Customer C	4,351,667	10%
	$15,398,990	35%

	Year ended December 31, 2011
		Percentage of
	Revenues	revenues
Customer A	$6,864,028	13.0%
Customer B	6,701,160	12.7%
Customer C	5,463,218	10.0%
Customer D	5,384,537	10.0%
	$24,412,943	45.7%

There is no any customers who accounted for 10% or more of the Company’s revenues on the year ended December 31, 2010.

All of the customers mentioned above are located in the PRC.

(b)	Major vendors

For the year ended December 31, 2012, 2011 and 2010, the customers who accounted for 10% or more of the Company’s purchases at the period-end are presented as follows:

	Year ended December 31, 2012
		Percentage of
	Purchases	purchases
Vendor A	$5,073,101	26%
Vendor B	5,055,048	25%
Vendor C	3,206,274	16%
	$13,334,423	67%

	Year ended December 31, 2011
		Percentage of
	Purchases	purchases
Vendor A	$11,757,680	48.0%
Vendor B	6,463,616	24.0%
Vendor C	5,567,582	20.0%
	$23,788,878	92.0%

	Year ended December 31, 2010
		Percentage of
	Purchases	purchases
Vendor A	$5,980,333	47.0%
Vendor B	4,056,541	32.0%
	$10,036,874	79.0%

All of the vendors mentioned above are located in the PRC.

(c)	Financial instruments that potentially subject the Company to significant concentrations of credit risk consist principally of cash and accounts receivable. The Company performs ongoing credit evaluations of its customers' financial condition, but does not require collateral to support such receivables.

(d)	Exchange rate risk

The reporting currency of the Company is US$, to date the majority of the revenues and costs are denominated in RMB and a significant portion of the assets and liabilities are denominated in RMB. As a result, the Company is exposed to foreign exchange risk as its revenues and results of operations may be affected by fluctuations in the exchange rate between US$ and RMB. If the RMB depreciates against US$, the value of the RMB revenues and assets as expressed in US$ financial statements will decline. The Company does not hold any derivative or other financial instruments that expose to substantial market risk.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies Disclosure [Text Block]
25.	COMMITMENTS AND CONTINGENCIES

(a)	The Company may become subject to various claims and litigation during the normal course of business. The Company vigorously defends its legal position when these matters arise. The Company is neither a party to, nor the subject of, any material pending legal proceeding.

(b)	On October 12, 2010, Dalian Xinding, a subsidiary of the Company, entered into the Loan Agreements with the stockholders of TOFA and Tongda respectively. Pursuant to Loan Agreements, Dalian Xinding committed to provide an interest free loan to the stockholders of TOFA and Tongda as consideration for repayment of debt incurred by them in establishing TOFA and Tongda. The Company has a ten year commitment of $3.3 million. As of December 31, 2012, the Company has not lent any funds.

(c)	Rental expense amounted to $231,646 (RMB1,459,140) and $105,105(RMB680,670) for the year ended December 31, 2012 and 2011 respectively. The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2012 are payable as follows:

Year Ended December 31,	Rental
2013	$130,000
2014	24,334
2015	24,333
2016	24,333
2017	-
Over five years	-
$203,000

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Condensed Financial Information Of Parent Company Only Disclosure [Text Block]
26.	CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC.

The Company records its investment in subsidiaries under the equity method of accounting as prescribed in FASB ASC Topic 323, “Investments - Equity Method and Joint Ventures”. Such investment and long-term loans to subsidiaries are presented on the balance sheet as “Investments in subsidiaries” and the income of the subsidiaries is presented as “Equity in income of subsidiaries” on the statement of income.

These supplemental condensed parent company financial statements should be read in conjunction with the notes to the Company’s Consolidated Financial Statements. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of December 31, 2012, there were no material contingencies, significant provisions for long-term obligations, or guarantees of the Company, except as separately disclosed in the Company’s Consolidated Financial Statements.

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
Assets
Current assets
Cash	$50,158	$64,496
Prepaid expense and other current assets	89,940	73,830
Investments in subsidiaries	40,961,908	35,299,024
Total assets	$41,102,006	$35,437,350
Liabilities and Stockholders' equity
Current liabilities
Accrued expenses and other payables	1,346,714	1,096,382
Total liabilities	1,346,714	1,096,382
Total stockholders' equity	39,755,292	34,340,968
Total liabilities and stockholders' equity	$41,102,006	$35,437,350

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2012	2011	2010
General and administrative expenses	$(180,170)	$(771)	$-
Equity income of subsidiaries	4,668,927	9,954,479	7,748

Net income	$4,488,757	$9,953,708	$7,748

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2012	2011	2010

Net cash used in operating activities	$(14,338)	$10,976,260	$(208)
Net cash provided by investing activities	-	(12,322,324)	-
Net cash provided by financing activities	-	1,410,560	-
Cash as January 1	64,496	-	1,426
Cash as of December 31	$50,158	$64,496	$1,218	*

*Represents the balances of TODA International Inc. only.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Basis of Accounting, Policy [Policy Text Block]

Basis of presentation

The accompanying audited consolidated financial statements and related notes have been prepared in conformity with accounting principles generally accepted in the United States of America (US GAAP). The preparation of the consolidated financial statements in accordance with US GAAP requires management of the Company to make a number of estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting year. Significant items subject to such estimates and assumptions include the recoverability of the carrying amount and the estimated useful lives of long-lived assets; valuation allowances for receivables, realizable values for inventories. Actual results could differ from those estimates.

The consolidated financial statements include all accounts of the Company and its wholly-owned subsidiaries and VIE’s “the Group” as disclosed in note 1. All material inter-company balances and transactions have been eliminated.

Foreign Currency Transactions and Translations Policy [Policy Text Block]

Foreign currency translation

The Company uses United States dollars (“U.S. Dollar” or “US$” or “$”) for financial reporting purposes. The subsidiaries and VIEs within the Company maintain their books and records in their respective functional currency, Chinese Renminbi (“RMB”) and Hong Kong dollars (“HK$”), being the lawful currency in the PRC and Hong Kong, respectively. Assets and liabilities of the subsidiaries are translated from RMB or HK$ into U.S. Dollars using the applicable exchange rates prevailing at the balance sheet date. Items on the statements of income and comprehensive income and cash flows are translated at average exchange rates during the reporting period. Equity accounts are translated at historical rates. Adjustments resulting from the translation of the Company’s financial statements are recorded as accumulated other comprehensive income included in the stockholders’ equity section of the balance sheets. The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010

Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.600=$1
	HKD7.7507=$1	HKD7.7663=$1	HKD7.7810=$1

Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7137=$1
	HKD7.7591=$1	HKD7.7793=$1	HKD7.7700=$1

There is no assurance that the RMB and HK$ amounts could have been, or could be, converted into U.S. dollars at the above rates.

Acquisition Of Non-Controlling Interests In Vie's Subsidiary [Policy Text Block]

Acquisition of non-controlling interests in VIE's subsidiary

Acquisition of non-controlling interests is accounted for as transactions with equity holders in their capacity as equity-holders and therefore no goodwill is recognised as a result of such transactions. The difference between the fair value of the consideration paid and the face value of equity shares issued is recorded as additional paid-in capital and the difference between the fair value of the consideration paid and the carrying amount of non-controlling interests is recorded as an adjustment in equity and is included as part of additional paid-in capital.

Consolidation, Policy [Policy Text Block]

Consolidation of VIEs

TODA has no direct or indirect legal or equity ownership interest in TOFA and Tongda. However, through the VIE Agreements between Dalian Xinding and the stockholders of TOFA and Tongda, the stockholders of TOFA and Tongda have assigned all their rights as stockholders, including voting rights and disposition rights of their equity interests in TOFA and Tongda to Dalian Xinding, our indirect, wholly-owned subsidiary.

In accordance with Accounting Standards Codification ("ASC") 810-10-15-14, TOFA and Tongda are deemed VIEs for two reasons. First, the equity stockholders of TOFA and Tongda do not significantly enjoy the benefits of income or suffer the consequences of losses. Second, the equity stockholders of TOFA and Tongda do not possess the direct or indirect ability through voting or similar rights to make decisions regarding their activities that have a significant effect on the success of the companies. Therefore, in accordance with ASC 810-10-25-38A, the Company is deemed to be the primary beneficiary of TOFA and Tongda and the financial statements of TOFA and Tongda are consolidated in the Company's consolidated financial statements.

The Company's Consolidated VIEs - Balance Sheet Classification

The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2012	2011
Assets
Current assets
Cash	$2,909,061	$4,342,750
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Other current assets	8,644,039	4,414,947
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets of consolidated VIEs	$63,205,280	$49,880,824

The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Bank loans	$9,712,118	$8,918,440
Accounts payable	10,485,324	4,678,341
Other liabilities	5,507,063	961,782
Total liabilities of consolidated VIEs	$25,704,505	$14,558,563

The consolidated VIEs included in the table above represent the two separate entities and their subsidiaries. The creditors of consolidated VIEs have legal recourse only to the assets of the VIEs and do not have such recourse to the Company. In addition, the assets are generally restricted only to pay such liabilities. Thus, the Company's maximum legal exposure to loss related to consolidated VIEs is significantly less than the carrying value of the consolidated VIE assets due to outstanding third-party financing. Intercompany liabilities are excluded from the table.

Revenue Recognition, Policy [Policy Text Block]

Revenue recognition

The Group generates revenue primarily from manufacturing and trading of copper coated aluminum wire, equipment and its related products and leasing of copper coated aluminum wire technology.

Licensing technology represents the revenue from leasing of several exclusive production technologies, which are internally developed by research and development of the Tongda, to an independent third party. The production technology related to the technical know-how in the production process and has not been registered as patent according to the relevant laws and regulations in the PRC.

Revenue represents the invoiced value of goods sold recognized upon the shipment of goods to customers and the rental income of certain production technology to an independent party. Revenue is recognized when all of the following criteria are met:

i)	Persuasive evidence of an arrangement exists,
ii)	Delivery has occurred and the customer takes ownership and assumes risk of loss or services have been rendered,
iii)	The seller's price to the buyer is fixed or determinable, and
iv)	Collectability is reasonably assured.

Cash and Cash Equivalents, Policy [Policy Text Block]

Cash

Cash represents cash in banks and cash on hand.

The Company considers all highly liquid investments with original maturities of three months or less to be cash. Substantially all of the cash deposits of the Company are held with financial institutions located in the PRC. Management believes these financial institutions are of high credit quality.

Restricted Cash [Policy Text Block]	Restricted cash Restricted cash represents bank deposits held as collaterals for irrecoverable letter of credit.
Trade and Other Accounts Receivable, Policy [Policy Text Block]

Accounts receivable

Accounts receivable are recorded at the invoiced amount and do not bear interest. The Company generally extends unsecured credit to six months to its customers in the ordinary course of business. The Company mitigates the associated risks by performing credit checks and actively pursuing past due accounts. An allowance for doubtful accounts is established and determined based on management's assessment of known requirements, aging of receivables, payment history, the customers' current credit worthiness, and the economic environment. When a specific accounts receivable balance is deemed uncollectible, a charge is taken to statement of income. Recoveries of balances previously written off are reflected as income in the statement of income.

Inventory, Policy [Policy Text Block]

Inventories

Inventories consisting of raw material, work-in-progress and finished goods of copper coated aluminum wire and related products which are stated at the lower of cost or net realizable value. Finished goods comprised of direct materials, direct labor and a portion of overheads. Inventory costs are calculated using a weighted average method of accounting.

Allowances for obsolete, slow-moving and damaged inventory are deducted from the related inventory balances. No provision was made as of December 31, 2012, 2011 and 2010.

Property, Plant and Equipment, Policy [Policy Text Block]

Property, plant and equipment

Property, plant and equipment are recorded at cost less accumulated depreciation. Maintenance, repairs and minor renewals are expensed as incurred; major renewals and improvements that extend the lives or increase the capacity of plant assets are capitalized.

When assets are retired or disposed of, the cost and accumulated depreciation are removed from the accounts, and any resulting gains or losses are included in income in the reporting period of disposition.

Depreciation is calculated on a straight-line basis over the estimated useful life of the assets after taking into account their respective estimated residual value.

The estimated useful lives of the assets are as follows:

Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Land Use Right [Policy Text Block]

Land use right

Land use right represents the prepayments for the use of parcels of land in the PRC where the Company's production facilities are located, and are charged to expense over their respective lease periods of 50 years. According to the laws of the PRC, the government owns all of the land in the PRC. Company or individuals are authorized to use the land only through land use rights leased from the PRC government for a certain period.

Goodwill and Intangible Assets, Policy [Policy Text Block]

Intangible assets

Intangible assets acquired separately and with finite useful lives are carried at costs less accumulated amortization and any accumulated impairment losses. Amortization for intangible assets with finite useful lives is provided on a straight-line basis over their estimated useful lives of 10 years. Alternatively, intangible assets with indefinite useful lives are carried at cost less any subsequent accumulated impairment losses.

Gain or losses arising from derecognition of the intangible asset is measured at the difference between the net disposal proceeds and the carrying amount of the assets and are recognized in the statement of income when the asset is disposed.

Inventory Work in Process, Policy [Policy Text Block]

Construction in progress

Construction in progress represents property, plant and equipment under construction and pending installation and is stated at cost less accumulated impairment losses, if any.

No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and are available for intended use. When the assets are placed in service, the costs are transferred to property, plant and equipment and depreciated in accordance with the accounting policy of the Company.

Research and Development Expense, Policy [Policy Text Block]

Research and development costs

Research and development costs are charged to expense as incurred. Research and development costs mainly consist of remuneration for the research and development staff and material costs for research and development. The Company incurred $436,189, $298,966 and $171,621for year ended December 2012, 2011 and 2010, respectively.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]

Impairment of long-lived assets

The long-lived assets held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. It is reasonably possible that these assets could become impaired as a result of technology or other industry changes. Determination of recoverability of assets to be held and used is by comparing the carrying amount of any asset to future net undiscounted cash flows to be generated by the assets. If such assets are considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the assets exceeds the fair value of the assets. Assets to be disposed of are reported at the lower of the carrying amount or fair value less costs to sell.

Based on the Company’s assessment, USD63,502 impairment was recognized as of December 31, 2012.

Comprehensive Income, Policy [Policy Text Block]

Comprehensive income

The Company has adopted ASC 220, "Comprehensive Income". This statement establishes rules for the reporting of comprehensive income and its components. Comprehensive income consists of net income and foreign currency translation adjustments.

Income Tax, Policy [Policy Text Block]

Income taxes

The Company accounts for income taxes under FASB ASC Topic 740 "Income Taxes". Deferred income tax assets and liabilities are determined based upon differences between the financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be effective when the differences are expected to reverse.

Deferred tax assets are reduced by a valuation allowance to the extent management concludes it is more likely than not that the assets will not be realized. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in the statements of income in the period that includes the enactment date.

The Company adopted FASB ASC Topic 740, "Income Taxes", which prescribes a more-likely-than-not threshold for financial statement recognition and measurement of a tax position taken in the tax return. This interpretation also provides guidance on de-recognition of income tax assets and liabilities, classification of current and deferred income tax assets and liabilities, accounting for interest and penalties associated with tax positions, accounting for income taxes in interim periods and income tax disclosures. As of December 31, 2012, 2011 and 2010, there was no amounts that had been accrued with respect of uncertain tax positions.

The tax effects of temporary differences of the Company as of December 31, 2012, 2011and 2010 are immaterial.

Value Added Taxes [Policy Text Block]

Value added taxes

Sales of the goods in the PRC are subject to the VAT at 17% (Output VAT). Input tax on purchases can be deducted from output VAT. The net amount of VAT receivable from, or payable to, the taxation authority is included in “VAT tax receivables” or “VAT tax payables” in the consolidated balance sheets.

Revenues, expenses and assets are recognized net of the amount of VAT, except:

i)	where the VAT incurred on the purchase of assets or services is not recoverable from the taxation authority, in which case the VAT is recognized as part of the acquisition of the asset or as part of the expense item as applicable, and

ii)	receivables and payables are stated with the amount of VAT included.

Pension and Other Postretirement Plans, Policy [Policy Text Block]

Employee benefits

i)	Salaries, wages, annual bonuses, paid annual leave and staff welfare are accrued in the year in which the associated services are rendered by employees of the Group. Where payment or settlement is deferred and the effect would be material, these amounts are stated at their present values.

ii)	Contributions to appropriate local defined contribution retirement schemes pursuant to the relevant labor rules and regulations in the PRC are charged to the cost of sales and general and administrative expenses in the statement of operation as and when the related employee service is provided. The Company incurred $223,279, $281,476 and $159,411 for the year ended December 31, 2012, 2011and 2010, respectively.

Earnings Per Share, Policy [Policy Text Block]

Earnings per ordinary share

Basic earnings per ordinary share is based on the weighted effect of ordinary shares issued and outstanding, and is calculated by dividing net profit by the weighted average shares outstanding during period. Diluted earnings per ordinary share is calculated by dividing net profit by the weighted average number of ordinary shares used in the basic earnings per share calculation plus the number ordinary shares that would be issued assuming exercise or conversion of all potentially dilutive ordinary shares outstanding.

On March 1, 2008 the Company amended the authorized ordinary share capital of the Company from 50,000,000 ordinary shares of $0.0001 par value each to 39,062,500 ordinary shares of $0.0001 par value each. This resulted in every stockholder as of March 1, 2008 receiving 0.78125 ordinary shares for every ordinary share previously held. This was treated as a stock consolidation for US GAAP purposes, and all share and per share data is presented as if the consolidation took place as of the date of inception, September 27, 2006. On March 1, 2008, the Company also amended the authorized preference share capital of the Company from 1,000,000 preference shares of $0.0001 par value each to 781,250 preference shares of $0.000128 par value.

On May 16, 2011, by stockholders' resolution, the Company effected a one for two (1 for 2) stock consolidation of its issued and outstanding ordinary shares and increased the amount of the authorized ordinary shares from 39,062,500 shares to 100,000,000 shares.

At December 31, 2012, 2011 and 2010, there were no potentially dilutive ordinary shares outstanding.

The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2012	2011	2010

Net income attributable to TODA’s stockholders	$4,505,510	$9,948,651	$10,622,027
Weighted average outstanding shares of ordinary stock	27,780,000	23,731,700	16,419,955
Dilutive effect of convertible preference stock	-	3,865,256	10,457,195
Dilutive weighted average outstanding shares	27,780,000	27,596,956	26,877,150

Earnings per ordinary share:
Basic	$0.16	$0.42	$0.65
Diluted	$0.16	$0.36	$0.39

Fair Value Measurement, Policy [Policy Text Block]

Fair value measurements

FASB ASC Topic 820, “Fair Value Measurement and Disclosures” defines fair value, the methods used to measure fair value and the expanded disclosures about fair value measurements. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between the buyer and the seller at the measurement date. In determining fair value, the valuation techniques consistent with the market approach, income approach and cost approach shall be used to measure fair value FASB ASC Topic 820 establishes a fair value hierarchy for inputs, which represent the assumptions used by the buyer and seller in pricing the asset or liability. These inputs are further defined as observable and unobservable inputs. Observable inputs are those that buyer and seller would use in pricing the asset or liability based on market data obtained from sources independent of the Company. Unobservable inputs reflect the Company’s assumptions about the inputs that the buyer and seller would use in pricing the asset or liability developed based on the best information available in the circumstances.

The fair value hierarchy is categorized into three levels based on the inputs as follows:

Fair value measurements

Level 1 -       Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Company has the ability to access. Valuation adjustments and block discounts are not being applied. Since valuations are based on quoted prices that are readily and regularly available in an active market, valuation of these securities does not entail a significant degree of judgment.

Level 2 -        Valuations based on (i) quoted prices in active markets for similar assets and liabilities, (ii) quoted prices in markets that are not active for identical or similar assets, (iii) inputs other than quoted prices for the assets or liabilities, or (iv) inputs that are derived principally from or corroborated by market through correlation or other means.

Level 3 -        Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

For certain of the Company’s financial instruments, none of which are held for trading purposes, including cash, accounts receivable, accounts payable and accrued expenses, the carrying amounts approximate fair value due to their short maturities.

Determining which category an asset or liability falls within the hierarchy requires significant judgment. The Company evaluates its hierarchy disclosures each quarter.

There was no asset or liability measured at fair value on a non-recurring basis as of December 31, 2012 and 2011.

Commitments and Contingencies, Policy [Policy Text Block]

Commitments and contingencies

In the normal course of business, the Group is subject to contingencies, including legal proceedings and claims arising out of the normal course of businesses that relate to a wide range of matters, including among others, product liability. The Company records accruals for such contingencies based upon the assessment of the probability of occurrence and, where determinable, an estimate of the liability. Management may consider many factors in making these assessments including past history, scientific evidence and the specifics of each matter. As management has not become aware of any product liability claims arising from any incident over the year, the Group has not recognized a liability for product liability claims, and no contingent liability has been recorded as of December 31, 2012 and 2011.

Economic and Political Risks [Policy Text Block]

Economic and political risks

The major operations of the Company are conducted in the PRC. Accordingly, the political, economic, and legal environments in the PRC, as well as the general state of the PRC's economy may influence the business, financial condition, and results of operations of the Company.

Among other risks, the Company's operations are subject to the risks of restrictions on: the transfer of funds; export duties, quotas, and embargoes; domestic and international customs and tariffs; changing taxation policies; foreign exchange restrictions; and political conditions and governmental regulations.

ORGANIZATION, BUSINESS AND OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2012
Organization, Consolidation and Presentation Of Financial Statements [Abstract]
Schedule Of Company Subsidiaries and V I E Iincluded In Consolidated Financial Statements [Table Text Block]

Details of the Company’s subsidiaries and VIEs which are included in these consolidated financial statements as at December 31, 2012 are as follows:

Subsidiaries’ names	Place and date of incorporation	Percentage of ownership by the Company	Principal activities

Victor Score Limited	BVI	100%	Intermediate holding company
May 13, 2010

Apex Wealth Holdings Limited	Hong Kong, PRC	100% (indirect)	Intermediate holding company
February 12, 2010

Dalian Xinding New Materials	Dalian, PRC	100% (indirect)	Intermediate holding company
Technology Consultancy Co., Ltd.	August 18, 2010

VIE’s names

Dalian TOFA New Materials Development Co., Ltd.	Liaoning, Dalian, PRC November 12, 1997	VIE controlled by TODA	Manufacturing and trading of CCA and its related products

Dalian Tongda Equipment Technology Development Co., Ltd	Liaoning, Dalian, PRC January 28, 2008	VIE controlled by TODA	Manufacturing wiring equipment and leasing CCA technology

Panjin TOFA Cable Co., Ltd.	Liaoning, Dalian, PRC	100% owned by TOFA	Manufacturing of CCA cables
June 30, 2011

Zhaodong TOFA Cable Co., Ltd.	Heilongjiang, Zhaodong, PRC	100% owned by TOFA	Sale of CCA cables and related
	November 18, 2011		products

Mudanjiang TOFA Cable Co., Ltd.	Heilongjiang, Mudanjiang, PRC	100% owned by Panjin	Sale of CCA cables and related
	June 26, 2012	Cable	product

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Foreign Currency Translation [Table Text Block]

The exchange rates used to translate amounts in RMB and HK$ into U.S. Dollars for the purposes of preparing the consolidated financial statements are as follows:

	2012	2011	2010

Balance sheet items, except for equity accounts	RMB6.2301=$1	RMB6.2939=$1	RMB6.600=$1
	HKD7.7507=$1	HKD7.7663=$1	HKD7.7810=$1

Items in statements of income and cash flows	RMB6.2990=$1	RMB6.4475=$1	RMB6.7137=$1
	HKD7.7591=$1	HKD7.7793=$1	HKD7.7700=$1

Consolidated Balance Sheet Classification [Table Text Block]

The following table presents the carrying amounts and classifications of consolidated assets that are collateral for consolidated VIE obligations:

	December 31,
	2012	2011
Assets
Current assets
Cash	$2,909,061	$4,342,750
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Other current assets	8,644,039	4,414,947
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets of consolidated VIEs	$63,205,280	$49,880,824

The following table presents the carrying amounts and classification of the third-party liabilities of the consolidated VIEs;

Liabilities
Current liabilities
Bank loans	$9,712,118	$8,918,440
Accounts payable	10,485,324	4,678,341
Other liabilities	5,507,063	961,782
Total liabilities of consolidated VIEs	$25,704,505	$14,558,563

Estimated Useful Life Of Assets [Table Text Block]	The estimated useful lives of the assets are as follows:
Estimated Life
Buildings	10 - 20
Plant equipment	5 - 10
Office equipment	3 - 5
Motor vehicles	3 - 4

Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

The following table sets forth the computation of basic and diluted net income per ordinary share:

	For the Year Ended December 31,
	2012	2011	2010

Net income attributable to TODA’s stockholders	$4,505,510	$9,948,651	$10,622,027
Weighted average outstanding shares of ordinary stock	27,780,000	23,731,700	16,419,955
Dilutive effect of convertible preference stock	-	3,865,256	10,457,195
Dilutive weighted average outstanding shares	27,780,000	27,596,956	26,877,150

Earnings per ordinary share:
Basic	$0.16	$0.42	$0.65
Diluted	$0.16	$0.36	$0.39

CASH (Tables)	12 Months Ended
Dec. 31, 2012
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents [Table Text Block]	Cash represents cash in bank and cash on hand. Cash as of December 31, 2012 and 2011 consists of the following:
	December 31,
	2012	2011

Bank balances and cash	$2,959,219	$4,407,246

INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2012
Inventory Disclosure [Abstract]
Schedule of Inventory, Current [Table Text Block]

Inventories are stated at the lower of cost (determined using the weighted average cost) or market value and are composed of the following at:

	December 31,
	2012	2011

Raw materials	$3,434,586	$4,477,678
Work-in-process	321,089	278,503
Finished goods	9,443,546	7,358,414
	$13,199,221	$12,114,595

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule Of Prepaid Expenses and Other Current Assets [Table Text Block]

Prepaid expenses and other current assets consist of the following at:

	December 31,
	2012	2011

Trade deposits to suppliers	$7,894,664	$3,914,548
Other short term advances to third parties	258,151	77,204
Utility and sundry deposits	14,047	12,749
Short term advances to employees	363,822	484,276
	$8,530,684	$4,488,777

DUE FROM RELATED PARTY (Tables)	12 Months Ended
Dec. 31, 2012
Related Party Transactions [Abstract]
Schedule of Related Party Transactions [Table Text Block]

Name	Nature	December 31,
		2012	2011

Suzhou Tongsheng Dual Metal Material Co., Ltd (a)	Account receivable	$1,685,049	$-
Shenzhen Tofa Complex Metal Material Co., Ltd. (a)	Account receivable	1,778,494	1,285,791
		$3,463,543	$1,285,791

(a)	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.

PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]

Property, plant and equipment, net consist of the following:

	December 31,
	2012	2011

Buildings	$1,138,907	$963,534
Plant equipment	10,062,804	4,609,100
Office equipment	206,115	179,817
Motor vehicles	747,835	634,536
	12,155,661	6,386,987
Less: Accumulated depreciation	(3,242,916)	(2,635,328)
	$8,912,745	$3,751,659

CONSTRUCTION IN PROGRESS (Tables)	12 Months Ended
Dec. 31, 2012
Construction In Progress [Abstract]
Construction In Progress [Table Text Block]

A summary of construction in progress is as follows:

	December 31,
	2012	2011

Balance beginning	$1,676,522	$1,368,351
Additions	21,873	241,622
Transfer to fixed assets	(403,724)	-
Write off	(91,189)	-
Effect of foreign exchange rate changes	16,402	66,549
	$1,219,884	$1,676,522

	Balance at December 31, 2012	Estimated cost to complete as of December 31, 2012	Estimated time to complete

Plant	$1,219,884	$-	Temporarily ceased construction

LAND USE RIGHT (Tables)	12 Months Ended
Dec. 31, 2012
Land Use Right [Abstract]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]

As of December 31, 2012, the expected amortization expense of the land use right for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$6,556
2014	6,556
2015	6,556
2016	6,556
2017	6,556
Thereafter	258,927
$291,707

INTANGIBLE ASSET (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]	Intangible asset represents the following:
	December 31,
	2012	2011
Production technology
Cost	$4,863,485	$4,814,185
Less: Accumulated amortization	(1,339,062)	(844,071)
Net	$3,524,423	$3,970,114

Schedule of Expected Amortization Expense [Table Text Block]

As of December 31, 2012, the expected amortization expense of the intangible asset for each of the next five years and thereafter as follows:

Year ending December 31,
2013	$481,029
2014	481,029
2015	481,029
2016	481,029
2017	481,029
Thereafter	1,119,278
$3,524,423

ACCOUNTS PAYABLE (Tables)	12 Months Ended
Dec. 31, 2012
Payables and Accruals [Abstract]
Schedule Of Accounts Payable [Table Text Block]

Accounts payable consist of the following at December 31, 2012 and 2011, respectively:

	December 31,
	2012	2011

Accounts payable	$4,069,697	$1,500,661
Notes payable	6,415,627	3,177,680
	$10,485,324	$4,678,341

BANK LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule Of Short Term Bank Debt [Table Text Block]	Bank loans consist of the following:
	December 31,
	2012	2011

Short-term bank loans	$9,712,118	$8,918,440

Schedule Of Short Term Bank Loan Outstanding [Table Text Block]

The details of the short term bank loans outstanding as of December 31, 2012 are as follows:

Name of bank	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans	Collateral

China CITIC	US$1,605,110	China Central Bank	Term loan	March 30, 2012 to	Related party and
Bank, Dalian	(RMB10,000,000)	benchmark annual		March 29, 2013	third party
Branch (“China		rate of 6.31% plus			guarantees
CITIC”)		30% (equals to 8.20%)

Shanghai Pudong Development Bank(“SPDB”	US$2,780,854 (RMB17,235,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Revolving loan	August 30, 2012 to August 12, 2013	Mortgages on land use right, other plant and equipment

Shenzhen	US$2,407,666	China Central Bank	Term loan	March 26, 2012 to	Related party and
Development	(RMB15,000,000)	benchmark annual		March 25, 2013	third party
Bank (“SDB”)		rate of 6.31% plus			guarantees
30% (equals to 8.20%)

	US$2,436,955	Annual rate of 6.00%	Export loans	March 7, 2012 to	Related party and
	(RMB15,182,471)			March 6, 2013	third party
guarantees

Industrial and Commercial Bank of China Limited (“ICBC”)	US$ 481,533 (RMB3,000,000)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	Term loan	October 1, 2012 to September 30, 2013	Mortgages on account receivable
Total	US$ 9,712,118

The details of the short term bank loans outstanding as of December 31, 2011 are as follows:

	Outstanding loan	Current Annualized	Nature of
Name of bank	amount	interest rate	loans	Term of loans	Collateral

China CITIC	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 30, 2012	Related party and third party guarantees

	US$794,420 (RMB5,000,000)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	Term loan	April 1, 2011 to March 23, 2012	Related party and third party guarantees

SPDB	US$3,165,605 (RMB19,924,000)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	Revolving loan	August 5, 2011 to August 1, 2012	Mortgages on land use right, other plant and equipment

SDB	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 29, 2011 to April 28, 2012	Related party and third party guarantees

	US$1,191,630 (RMB7,500,000)	China Central Bank benchmark annual rate of 6.31%	Revolving loan	April 27, 2011 to April 26, 2012	Related party and third party guarantees

	US$1,246,885 (RMB7,847,771)	LIBOR plus 3 bps (equal to 4.5%)	Export loans	January 27, 2011 to January 26, 2012	Related party and third party guarantees

ICBC	US$476,652 (RMB3,000,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	September 29, 2011 to September 14, 2012	Factoring business on account receivables

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 8.528%	Revolving loan	November 16, 2011 to May 15, 2012	N/A

	US$28,599 (RMB180,000)	China Central Bank benchmark annual rate of 7.73%	Revolving loan	November 16, 2011 to May 15, 2012	N/A
Total	US$ 8,918,440

SHORT TERM LOANS (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]	Short term loans consist of the following:
	December 31,
	2012	2011

Short-term loans	$566,604	$-

Schedule Of Short Term Debt Outstanding [Table Text Block]

The details of the short term loans outstanding as of December 31, 2012 are as follows:

Name of party	Outstanding loan amount	Current annualized interest rate	Nature of loans	Term of loans

Yu Kai, Wang	US$36,918	Annual rate of 6.10%	Term loan	February 20 , 2012 to
	(RMB230,000)			February 20, 2013

	US$24,076	Annual rate of 6.10%	Term loan	March 20 , 2012 to
	(RMB150,000)			March 20, 2013

	US$272,869	Annual rate of 6.10%	Term loan	June 20 , 2012 to
	(RMB1,700,000)			June 20, 2013

Dalian Tongli Technology Co.,	US$168,537	Annual rate of 6.10%	Term loan	September 12 , 2012 to
Ltd	(RMB1,050,000)			September 12, 2013

	US$64,204	Annual rate of 6.10%	Term loan	October 12 , 2012 to
	(RMB400,000)			October 12, 2013

ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables [Table Text Block]

Accrued liabilities and other payables consist of the following:

	December 31,
	2012	2011

Wages and welfare payables	$52,938	$-
Accrued expenses	194,331	272,063
Other payables	1,612,385	944,488
	$1,859,654	$1,216,551

DUE TO RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2012
Due To Related Parties [Abstract]
Schedule Of Due To Related Party [Table Text Block]
	December 31,
	2012	2011

Shenzhen TOFA Complex Metal Material Co. Ltd (i)	$137,703	$-

(i)	This represents certain advances received by the Group from the entity for operating purpose.

BUSINESS SEGMENTS (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Schedule Of Business Segment Reporting By Product Segment [Table Text Block]

The Company has two reportable business segments: Manufacturing and trading of bimetallic composite wire products and its related products ("Bimetallic Composite Wire Products"), and manufacturing of wiring equipment and leasing copper coated aluminum wire technology ("Wiring Equipment').

The following tables set forth the Company's two main segments:

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2012
Product sales
Sales to third parties	$40,753,851	$1,884,266	$-	$42,638,117
Sales to related parties	-	-	-	-
Licensing technology	-	-	-	-
	40,753,851	1,884,266	-	42,638,117

Cost of sales
Sales to third parties	(31,718,549)	(890,784)	-	(32,609,333)
Sales to related parties	-	-	-	-
Licensing technology	-	-	-	-
	(31,718,549)	(890,784)	-	(32,609,333)

Gross profit	9,035,302	993,482	-	10,028,784

Selling and distribution expenses	(579,079)	(303,131)	(338)	(882,548)
Administrative and other expenses	(2,043,276)	(789,816)	(163,487)	(2,996,579)
Operating income/(loss)	6,412,947	(99,465)	(163,825)	6,149,657
Other income	393,585	52,669	569	446,823
Interest expenses	(875,612)	(74,274)	(16,914)	(966,800)

Income/(loss) before income taxes	5,930,920	(121,070)	(180,170)	5,629,680

Income tax expenses	(1,072,553)	(68,370)	-	(1,140,923)

Net income/(loss)	4,858,367	(189,440)	(180,170)	4,488,757

Total assets	$53,832,719	$9,372,561	$140,098	$63,345,378

	Bimetallic composite
	wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2011
Product sales
Sales to third parties	$47,175,147	$4,518,588	$-	$51,693,735
Sales to related parties	-	-	-	-
Licensing technology	-	775,494	-	775,494
	47,175,147	5,294,082	-	52,469,229

Cost of sales
Sales to third parties	(35,185,078)	(1,889,496)	-	(37,074,574)
Sales to related parties	-	-	-	-
Licensing technology	-	(53,760)	-	(53,760)
	(35,185,078)	(1,943,256)	-	(37,128,334)

Gross profit	11,990,069	3,350,826	-	15,340,895
Selling and distribution expenses	(522,318)	(83,953)	-	(606,271)
Administrative and other expenses	(1,238,401)	(635,872)	(788,322)	(2,662,595)

Operating income/(loss)	10,229,350	2,631,001	(788,322)	12,072,029
Other income	270,859	83,580	-	354,439
Interest expenses	(661,833)	(14,196)	-	(676,029)

Income/(loss) before income taxes	9,838,376	2,700,385	(788,322)	11,750,439
Income tax expenses	(1,516,509)	(280,222)	-	(1,796,731)

Net income/(loss)	$8,321,867	$2,420,163	$(788,322)	$9,953,708

Total assets	$40,194,094	$9,267,108	$619,333	$50,080,535

	Bimetallic
	composite wire products	Wiring equipment	Corporate and other	Consolidated Total
Year ended December 31, 2010
Product sales
Sales to third parties	$31,221,350	$4,752,042	$-	$35,973,392
Sales to related parties	1,423,123	-	-	1,423,123
Licensing technology	-	2,234,237	-	2,234,237
	32,644,473	6,986,279	-	39,630,752

Cost of sales
Sales to third parties	(21,402,841)	(2,008,216)	-	(23,411,057)
Sales to related parties	(976,487)	-	-	(976,487)
Licensing technology	-	(233,109)	-	(233,109)
	(22,379,328)	(2,241,325)	-	(24,620,653)

Gross profit	10,265,145	4,744,954	-	15,010,099
Selling and distribution expenses	(351,331)	(94,620)	-	(445,951)
Administrative and other expenses	(994,317)	(663,376)	(200,092)	(1,857,785)

Operating income/(loss)	8,919,497	3,986,958	(200,092)	12,706,363
Other income	91,067	4,170	-	95,237
Interest expenses	(381,373)	(191)	-	(381,564)

Income/(loss) before income taxes	8,629,191	3,990,937	(200,092)	12,420,036
Income tax expenses	(1,265,792)	(532,217)	-	(1,798,009)

Net income/(loss)	$7,363,399	$3,458,720	$(200,092)	$10,622,027

Total assets	$29,660,559	$6,734,737	$266,606	$36,661,902

Schedule Of Business Segment Reporting By Geographic Segment [Table Text Block]

The following tables set forth revenues from customers of products sold by geographic segment:

	For the Year Ended December 31,
Geographical information:	2012	2011	2010

PRC	$34,002,646	$44,615,729	$34,478,754
Others	8,635,471	7,853,500	5,151,998
	$42,638,117	$52,469,229	$39,630,752

INCOME TAXES EXPENSES (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

The Company’s income tax represents the income tax expenses from VIEs. The Company’s other entities sustained losses and accordingly no income tax was provided.

	For the year ended December 31
	2012	2011	2010
Current tax:
PRC income tax	$1,140,923	$1,796,731	$1,798,009

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

The Company’s income tax for the year ended December 31, 2012, 2011 and 2010 can be reconciled to the income before income tax expenses in the statement of operations as follows:

	Year ended December 31,
	2012	2011	2010

Income before tax	$5,629,680	$11,750,439	$12,420,036

Expected PRC income tax expense at statutory tax rate of 25%	$1,407,420	$2,937,609	$3,105,009

Expense/(Income) not deductible/taxable	331,170	35,699	(643,992)
Tax concession	(597,667)	(1,176,577)	(663,008)
Actual income tax expense	$1,140,923	$1,796,731	$1,798,009

CONCENTRATIONS OF RISK (Tables)	12 Months Ended
Dec. 31, 2012
Risks and Uncertainties [Abstract]
Schedule of Revenue by Major Customers by Reporting Segments [Table Text Block]

For the year ended December 31, 2012, 2011 and 2010, the customers who accounted for 10% or more of the Company’s revenues at the period-end are presented as follows:

	Year ended December 31, 2012
		Percentage of
	Revenues	revenues
Customer A	$6,283,257	14%
Customer B	4,764,066	11%
Customer C	4,351,667	10%
	$15,398,990	35%

	Year ended December 31, 2011
		Percentage of
	Revenues	revenues
Customer A	$6,864,028	13.0%
Customer B	6,701,160	12.7%
Customer C	5,463,218	10.0%
Customer D	5,384,537	10.0%
	$24,412,943	45.7%

Schedule Of Revenue By Major Vendors By Reporting Segments Table [Text Block]

For the year ended December 31, 2012, 2011 and 2010, the customers who accounted for 10% or more of the Company’s purchases at the period-end are presented as follows:

	Year ended December 31, 2012
		Percentage of
	Purchases	purchases
Vendor A	$5,073,101	26%
Vendor B	5,055,048	25%
Vendor C	3,206,274	16%
	$13,334,423	67%

	Year ended December 31, 2011
		Percentage of
	Purchases	purchases
Vendor A	$11,757,680	48.0%
Vendor B	6,463,616	24.0%
Vendor C	5,567,582	20.0%
	$23,788,878	92.0%

	Year ended December 31, 2010
		Percentage of
	Purchases	purchases
Vendor A	$5,980,333	47.0%
Vendor B	4,056,541	32.0%
	$10,036,874	79.0%

COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
The total future minimum lease payments under non-cancellable operating leases with respect to premises as of December 31, 2012 are payable as follows:

Year Ended December 31,	Rental
2013	$130,000
2014	24,334
2015	24,333
2016	24,333
2017	-
Over five years	-
$203,000

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Condensed Balance Sheet [Table Text Block]

CONDENSED BALANCE SHEETS

	December 31,
	2012	2011
Assets
Current assets
Cash	$50,158		$64,496
Prepaid expense and other current assets	89,940		73,830
Investments in subsidiaries	40,961,908		35,299,024
Total assets	$41,102,006		$35,437,350
Liabilities and Stockholders' equity
Current liabilities
Accrued expenses and other payables	1,346,714		1,096,382
Total liabilities	1,346,714	1,096,382
Total stockholders' equity	39,755,292		34,340,968
Total liabilities and stockholders' equity	$41,102,006		$35,437,350

Schedule of Condensed Income Statement [Table Text Block]

CONDENSED STATEMENT OF INCOME

	For the Years Ended December 31,
	2012	2011	2010
General and administrative expenses	$(180,170)	$(771)	$-
Equity income of subsidiaries	4,668,927	9,954,479	7,748

Net income	$4,488,757	$9,953,708	$7,748

Schedule of Condensed Cash Flow Statement [Table Text Block]

CONDENSED STATEMENT OF CASH FLOWS

	For the Years Ended December 31,
	2012	2011	2010

Net cash used in operating activities	$(14,338)	$10,976,260	$(208)
Net cash provided by investing activities	-	(12,322,324)	-
Net cash provided by financing activities	-	1,410,560	-
Cash as January 1	64,496	-	1,426
Cash as of December 31	$50,158	$64,496	$1,218	*

*Represents the balances of TODA International Inc. only.

ORGANIZATION, BUSINESS AND OPERATIONS (Details)	12 Months Ended
Dec. 31, 2012
Subsidary 1 [Member]
Subsidiary Name	Victor Score Limited
Entity Incorporation, State Country Name	BVI
Entity Incorporation, Date Of Incorporation	May 13, 2010
Percentage Of Ownership Held By Company	100%
Equity Method Investment, Description of Principal Activities	Intermediate holding company
Subsidary 2 [Member]
Subsidiary Name	Apex Wealth Holdings Limited
Entity Incorporation, State Country Name	Hong Kong, PRC
Entity Incorporation, Date Of Incorporation	Feb 12, 2010
Percentage Of Ownership Held By Company	100% (indirect)
Equity Method Investment, Description of Principal Activities	Intermediate holding company
Subsidary 3 [Member]
Subsidiary Name	Dalian Xinding New Materials Technology Consultancy Co., Ltd.
Entity Incorporation, State Country Name	Dalian, PRC
Entity Incorporation, Date Of Incorporation	Aug 18, 2010
Percentage Of Ownership Held By Company	100% (indirect)
Equity Method Investment, Description of Principal Activities	Intermediate holding company
Variable Interest Entities 1 [Member]
Variable Interest Entity Name	Dalian TOFA New Materials Development Co., Ltd.
Entity Incorporation, State Country Name	Liaoning, Dalian, PRC
Entity Incorporation, Date Of Incorporation	Nov 12, 1997
Percentage Of Ownership Held By Company	VIE controlled by TODA
Equity Method Investment, Description of Principal Activities	Manufacturing and trading of CCA and its related products
Variable Interest Entities 2 [Member]
Variable Interest Entity Name	Dalian Tongda Equipment Technology Development Co., Ltd
Entity Incorporation, State Country Name	Liaoning, Dalian, PRC
Entity Incorporation, Date Of Incorporation	Jan 28, 2008
Percentage Of Ownership Held By Company	VIE controlled by TODA
Equity Method Investment, Description of Principal Activities	Manufacturing wiring equipment and leasing CCA technology
Variable Interest Entities 3 [Member]
Variable Interest Entity Name	Panjin TOFA Cable Co., Ltd.
Entity Incorporation, State Country Name	Liaoning, Dalian, PRC
Entity Incorporation, Date Of Incorporation	Jun 30, 2011
Percentage Of Ownership Held By Company	100% owned by TOFA
Equity Method Investment, Description of Principal Activities	Manufacturing of CCA cables
Variable Interest Entities 4 [Member]
Variable Interest Entity Name	Zhaodong TOFA Cable Co., Ltd.
Entity Incorporation, State Country Name	Heilongjiang, Zhaodong, PRC
Entity Incorporation, Date Of Incorporation	Nov 18, 2011
Percentage Of Ownership Held By Company	100% owned by TOFA
Equity Method Investment, Description of Principal Activities	Sale of CCA cables and related products
Variable Interest Entities 5 [Member]
Variable Interest Entity Name	Mudanjiang TOFA Cable Co., Ltd.
Entity Incorporation, State Country Name	Heilongjiang, Mudanjiang, PRC
Entity Incorporation, Date Of Incorporation	Jun 26, 2012
Percentage Of Ownership Held By Company	100% owned by Panjin Cable
Equity Method Investment, Description of Principal Activities	Sale of CCA cables and related product

ORGANIZATION, BUSINESS AND OPERATIONS (Details Textual)	1 Months Ended	12 Months Ended						12 Months Ended						12 Months Ended
	May 31, 2011	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	May 16, 2011	Aug. 18, 2010 USD ($)	Aug. 18, 2010 CNY	Mar. 01, 2008 USD ($)	Dec. 31, 2011 TOFA And Tongda [Member]	Dec. 31, 2011 Victor Score [Member]	Dec. 31, 2011 Apex Wealth [Member]	Dec. 31, 2011 Dalian Xinding [Member]	Jun. 17, 2012 Panjin Cable [Member]	Mar. 15, 2011 Victor Score Limited [Member] USD ($)	Dec. 31, 2011 Victor Score Limited [Member] Share Exchange Agreement [Member] Common Stock [Member] USD ($)	Dec. 31, 2011 Victor Score Limited [Member] Share Exchange Agreement [Member] Preferred Stock [Member] USD ($)
Ordinary share, shares issued		27,780,000	27,780,000										2,665,075
Ordinary share, par value		$ 0.000256	$ 0.000256				$ 0.0001						$ 0.00128
Stock Issued														$ 32,839,910	$ 104,572
Stockholders' Equity, Reverse Stock Split	1 for 2
Ordinary Share Outstanding After Reverse Stock Split				17,322,805
Conversion of Stock, Shares Converted	104,572
Convertible Preferred Stock, Shares Issued upon Conversion				10,457,195
Ordinary share, shares outstanding		27,780,000	27,780,000	27,780,000
Perncentage Receives As Net Profit								100.00%	100.00%	100.00%	100.00%
Capital Units Authorized Value					$ 732,504	5,000,000
Variable Interest Entity Agreements Term Description		The VIE Agreements each have an initial term of 10 years and may only be extended upon the written agreement of Dalian Xinding
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners												10.00%

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2012 HKD	Dec. 31, 2011 CNY	Dec. 31, 2011 HKD	Dec. 31, 2010 CNY	Dec. 31, 2010 HKD
Balance sheet items, except for equity accounts	6.2301	7.7507	6.2939	7.7663		7.781
Items in statements of income and cash flows	6.299	7.7591	6.4475	7.7793	6.7137	7.77

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash	$ 2,959,219	$ 4,407,246	$ 2,431,893	[1]	$ 772,977	[1]
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets	63,345,378	50,080,535
VIE [Member]
Assets
Cash	2,909,061	4,342,750
Restricted cash	3,207,813	1,588,840
Accounts receivable	17,832,844	16,440,294
Inventories	13,199,221	12,114,595
Other current assets	8,644,039	4,414,947
Due from related companies	3,463,543	1,285,791
Fixed assets and intangible assets, net	13,948,759	9,693,607
Total assets	$ 63,205,280	$ 49,880,824

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Liabilities
Bank loans	$ 9,712,118	$ 8,918,440
Accounts payable	10,485,324	4,678,341
Total liabilities	23,590,086	15,654,945
VIE [Member]
Liabilities
Bank loans	9,712,118	8,918,440
Accounts payable	10,485,324	4,678,341
Other liabilities	5,507,063	961,782
Total liabilities	$ 25,704,505	$ 14,558,563

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3)	12 Months Ended
Dec. 31, 2012
Buildings [Member] | Minimum [Member]
Estimated Life (in years)	10
Buildings [Member] | Maximum [Member]
Estimated Life (in years)	20
Plant equipment [Member] | Minimum [Member]
Estimated Life (in years)	5
Plant equipment [Member] | Maximum [Member]
Estimated Life (in years)	10
Office equipment [Member] | Minimum [Member]
Estimated Life (in years)	3
Office equipment [Member] | Maximum [Member]
Estimated Life (in years)	5
Motor vehicles [Member] | Minimum [Member]
Estimated Life (in years)	3
Motor vehicles [Member] | Maximum [Member]
Estimated Life (in years)	4

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income attributable to TODA's stockholders	$ 4,505,510	$ 9,948,651	$ 10,622,027	[1],[2]
Weight average outstanding shares of ordinary stock (in shares)	27,780,000	23,731,700	16,419,955	[2]
Dilutive effect of convertible preference stock	$ 0	$ 3,865,256	$ 10,457,195
Dilutive weighted average outstanding shares (in shares)	27,780,000	27,596,956	26,877,150	[2]
Earnings per ordinary share:
Basic (in dollars per share)	$ 0.16	$ 0.42	$ 0.65	[2]
Diluted (in dollars per share)	$ 0.16	$ 0.36	$ 0.39	[2]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2008	May 16, 2011	Mar. 01, 2008
Lease Expiration Period	50 years
Finite-Lived Intangible Asset, Useful Life	10 years
Research and Development Expense	$ 436,189	$ 298,966	$ 171,621
Accumulated Impairment Of Long-Lived Assets	63,502
Percentage Of Value Added Tax	17.00%
Pension and Other Postretirement Benefit Contributions	$ 223,279	$ 281,476	$ 159,411
Ordinary share, shares authorized	100,000,000	100,000,000				50,000,000
Ordinary share, par value	$ 0.000256	$ 0.000256				$ 0.0001
Amended Authorized Common Share						39,062,500
Common Stock, Conversion Features				0.78125 ordinary shares for every ordinary share previously held
Preference share, shares authorized						1,000,000
Preference share, par value	$ 0.000128					$ 0.0001
Amended Authorized Preference Share	781,250					781,250
Amended Preferred Stock Par Or Stated Value Per Share						$ 0.000128
Increased Common Stock Shares Authorized Due To Stock Consolidation					100,000,000

CASH (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Bank balances and cash	$ 2,959,219	$ 4,407,246	$ 2,431,893	[1]	$ 772,977	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

RESTRICTED CASH (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Cash Collateral for Borrowed Securities	$ 3,207,813	$ 1,588,840

ACCOUNTS RECEIVABLE (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for Doubtful Accounts Receivable	$ 213,457	$ 0	$ 0

INVENTORIES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Raw materials	$ 3,434,586	$ 4,477,678
Work-in-process	321,089	278,503
Finished goods	9,443,546	7,358,414
Inventory, Net	$ 13,199,221	$ 12,114,595

PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses and other deposits	$ 8,530,684	$ 4,488,777
Trade deposits to suppliers [Member]
Prepaid expenses and other deposits	7,894,664	3,914,548
Other short term advances to third parties [Member]
Prepaid expenses and other deposits	258,151	77,204
Utility and sundry deposits [Member]
Prepaid expenses and other deposits	14,047	12,749
Short term advances to employees [Member]
Prepaid expenses and other deposits	$ 363,822	$ 484,276

DUE FROM RELATED PARTY (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Account receivable	$ 3,463,543		$ 1,285,791
Suzhou Tongsheng Dual Metal Material Co Ltd [Member]
Account receivable	1,685,049	[1]	0	[1]
Shenzhen Tofa Complex Metal Material Co Ltd [Member]
Account receivable	$ 1,778,494	[1]	$ 1,285,791	[1]

[1]	Suzhou Tongsheng Dual Metal Material Co., Ltd and Shenzhen Tofa Complex Metal Material Co. Ltd are controlled by Chuan Tao Zheng, Chairman, CEO and Stockholder of the Company.

PROPERTY, PLANT AND EQUIPMENT, NET (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment, Gross	$ 12,155,661	$ 6,386,987
Less: Accumulated depreciation	(3,242,916)	(2,635,328)
Property, plant and equipment, net	8,912,745	3,751,659
Buildings [Member]
Property, Plant and Equipment, Gross	1,138,907	963,534
Plant equipment [Member]
Property, Plant and Equipment, Gross	10,062,804	4,609,100
Office equipment [Member]
Property, Plant and Equipment, Gross	206,115	179,817
Motor vehicles [Member]
Property, Plant and Equipment, Gross	$ 747,835	$ 634,536

PROPERTY, PLANT AND EQUIPMENT, NET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Depreciation of property, plant and equipment	$ 574,252	$ 395,505	$ 197,769	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

CONSTRUCTION IN PROGRESS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Balance beginning	$ 1,676,522	$ 1,368,351
Additions	21,873	241,622	1,191,593	[1]
Transfer to fixed assets	(403,724)	0
Write off	(91,189)	0
Effect of foreign exchange rate changes	16,402	66,549
Balance at December 31, 2012	1,219,884	1,676,522	1,368,351
Plant [Member]
Balance at December 31, 2012	1,219,884
Estimated to complete as of December 31, 2012	$ 0
Estimated time to complete	Temporarily ceased construction

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

LAND USE RIGHT (Details) (USD $)	Dec. 31, 2012
Year ending December 31, 2013	$ 6,556
2014	6,556
2015	6,556
2016	6,556
2017	6,556
Thereafter	258,927
Land Use Rights	$ 291,707

LAND USE RIGHT (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Land Use Rights Useful Life	50 years
Amortization of land use right	$ 6,556	$ 6,405	$ 6,151	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

INTANGIBLE ASSET (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Production technology Cost	$ 4,863,485	$ 4,814,185
Less: Accumulated amortization	(1,339,062)	(844,071)
Intangible asset, net	$ 3,524,423	$ 3,970,114

INTANGIBLE ASSET (Details 1) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Year ending December 31, 2013	$ 481,029
2014	481,029
2015	481,029
2016	481,029
2017	481,029
Thereafter	1,119,278
Intangible asset, net	$ 3,524,423	$ 3,970,114

INTANGIBLE ASSET (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amortization of intangible assets	$ 481,029	$ 469,949	$ 336,687	[1]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

ACCOUNTS PAYABLE (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts payable	$ 10,485,324	$ 4,678,341
Accounts payable [Member]
Accounts payable	4,069,697	1,500,661
Notes payable [Member]
Accounts payable	$ 6,415,627	$ 3,177,680

BANK LOANS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short-term bank loans	$ 9,712,118	$ 8,918,440

BANK LOANS (Details 1)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] CNY	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] USD ($)	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan [Member] CNY	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan 1 [Member] USD ($)	Dec. 31, 2011 China C I T I C Bank Dalian Branch [Member] Term Loan 1 [Member] CNY	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2012 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2011 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2011 Shanghai Pudong Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2012 Shenzhen Development Bank [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Shenzhen Development Bank [Member] Term Loan [Member] CNY	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan [Member] CNY	Dec. 31, 2012 Shenzhen Development Bank [Member] Export Loans [Member] USD ($)	Dec. 31, 2012 Shenzhen Development Bank [Member] Export Loans [Member] CNY	Dec. 31, 2011 Shenzhen Development Bank [Member] Export Loans [Member] USD ($)	Dec. 31, 2011 Shenzhen Development Bank [Member] Export Loans [Member] CNY	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan 1 [Member] USD ($)	Dec. 31, 2011 Shenzhen Development Bank [Member] Revolving Loan 1 [Member] CNY	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Industrial and Commercial Bank Of China [Member] Term Loan [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 1 [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 1 [Member] CNY	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 2 [Member] USD ($)	Dec. 31, 2011 Industrial and Commercial Bank Of China [Member] Revolving Loan 2 [Member] CNY
Outstanding loan amount	$ 9,712,118	$ 8,918,440	$ 1,605,110	10,000,000	$ 794,420	5,000,000	$ 794,420	5,000,000	$ 2,780,854	17,235,000	$ 3,165,605	19,924,000	$ 2,407,666	15,000,000	$ 1,191,630	7,500,000	$ 2,436,955	15,182,471	$ 1,246,885	7,847,771	$ 1,191,630	7,500,000	$ 481,533	3,000,000	$ 476,652	3,000,000	$ 28,599	180,000	$ 28,599	180,000
Current annualized interest rate			China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equal to 8.20%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	China Central Bank benchmark half-year rate of 5.85% plus 20% (equal to 7.02%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31% plus 30% (equals to 8.20%)	China Central Bank benchmark annual rate of 6.31%	China Central Bank benchmark annual rate of 6.31%	Annual rate of 6.00%	Annual rate of 6.00%	LIBOR plus 3 bps (equal to 4.5%)	LIBOR plus 3 bps (equal to 4.5%)	China Central Bank benchmark annual rate of 6.31%	China Central Bank benchmark annual rate of 6.31%	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 8.528%	China Central Bank benchmark annual rate of 7.73	China Central Bank benchmark annual rate of 7.73
Term of loans			March 30, 2012 to March 29, 2013	March 30, 2012 to March 29, 2013	April 1, 2011 to March 30, 2012	April 1, 2011 to March 30, 2012	April 1, 2011 to March 23, 2012	April 1, 2011 to March 23, 2012	August 30, 2012 to August 12, 2013	August 30, 2012 to August 12, 2013	August 5, 2011 to August 1, 2012	August 5, 2011 to August 1, 2012	March 26, 2012 to March 25, 2013	March 26, 2012 to March 25, 2013	April 29, 2011 to April 28, 2012	April 29, 2011 to April 28, 2012	March 7, 2012 to March 6, 2013	March 7, 2012 to March 6, 2013	January 27, 2011 to January 26, 2012	January 27, 2011 to January 26, 2012	April 27, 2011 to April 26, 2012	April 27, 2011 to April 26, 2012	October 1, 2012 to September 30, 2013	October 1, 2012 to September 30, 2013	September 29, 2011 to September 14, 2012	September 29, 2011 to September 14, 2012	November 16, 2011 to May 15, 2012	November 16, 2011 to May 15, 2012	November 16, 2011 to May 15, 2012	November 16, 2011 to May 15, 2012
Collateral			Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Related party and third party guarantees	Mortgages on account receivable	Mortgages on account receivable	Factoring business on account receivables	Factoring business on account receivables	N/A	N/A	N/A	N/A

BANK LOANS (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest expenses	$ 966,800	$ 676,029	$ 381,564	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

SHORT TERM LOANS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Short term loans	$ 566,604	$ 0

SHORT TERM LOANS (Details 1)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan [Member] CNY	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 1 [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 1 [Member] CNY	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 2 [Member] USD ($)	Dec. 31, 2012 Yu Kai Wang [Member] Term Loan 2 [Member] CNY	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan [Member] USD ($)	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan [Member] CNY	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan 1 [Member] USD ($)	Dec. 31, 2012 Dalian Tongli Technology Co Ltd [Member] Term Loan 1 [Member] CNY
Bank loans	$ 9,712,118	$ 8,918,440	$ 36,918	230,000	$ 24,076	150,000	$ 272,869	1,700,000	$ 168,537	1,050,000	$ 64,204	400,000
Current Annualized Interest Rate			Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%	Annual rate of 6.10%
Term Of Loan			February 20 , 2012 to February 20, 2013	February 20 , 2012 to February 20, 2013	March 20 , 2012 to March 20, 2013	March 20 , 2012 to March 20, 2013	June 20 , 2012 to June 20, 2013	June 20 , 2012 to June 20, 2013	September 12 , 2012 to September 12, 2013	September 12 , 2012 to September 12, 2013	October 12 , 2012 to October 12, 2013	October 12 , 2012 to October 12, 2013

ACCRUED LIABILITIES AND OTHER PAYABLES (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Wages and welfare payables	$ 52,938	$ 0
Accrued expenses	194,331	272,063
Other payables	1,612,385	944,488
Accrued liabilities and other payables	$ 1,859,654	$ 1,216,551

DUE TO RELATED PARTIES (Details) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Shenzhen TOFA Complex Metal Material Co. Ltd	$ 137,703	[1]	$ 0	[1]

[1]	This represents certain advances received by the Group from the entity for operating purpose.

ORDINARY SHARES (Details Textual)	1 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	May 16, 2011
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)	17,322,805
Preference share, shares outstanding				104,572
Convertible Preferred Stock, Shares Issued upon Conversion				10,457,195
Ordinary share, shares outstanding		27,780,000	27,780,000	27,780,000
Victor Score Limited [Member]
Shares issued to former stockholders as part of the recapitalization during March 2011 (in shares)	32,839,910

PREFERENCE SHARES (Details Textual)	1 Months Ended
	May 31, 2011	Dec. 31, 2012	May 16, 2011	Mar. 01, 2008
Amended Authorized Preference Share		781,250		781,250
Conversion of Stock, Shares Converted	104,572
Convertible Preferred Stock, Shares Issued upon Conversion			10,457,195
Preferred Stock, Voting Rights	Each share of these preference shares have 100 ordinary shares voting right
Convertible Preferred Stock, Terms of Conversion	Each share of these preference shares is convertible 100 ordinary shares

STATUTORY RESERVES (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Statutory Accounting Practices Statutory Reserve Requirements	The statutory reserve requires annual appropriations of 10% of after-tax profit (as determined at each year-end and after setting off against any accumulated losses from prior years) until such fund has reached 50% of VIEs' registered capital.
Contribution To Statutory Reserve	$ 0	$ 1,054,278

BUSINESS SEGMENTS (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product sales	$ 42,638,117	$ 52,469,229	$ 39,630,752	[1]
Gross Profit	10,028,783	15,340,895	15,010,099	[1]
Selling and marketing expenses	(882,547)	(606,271)	(445,951)	[1]
Administrative and other expenses	(2,996,579)	(2,662,595)	(1,857,785)	[1]
Operating income/(loss)	6,149,657	12,072,029	12,706,363	[1]
Other income	446,823	354,439	95,237	[1]
Interest expenses	(966,800)	(676,029)	(381,564)	[1]
Income/(loss) before income taxes	5,629,680	11,750,439	12,420,036	[1]
Income tax expense	(1,140,923)	(1,796,731)	(1,798,009)	[1]
Net income/(loss)	4,488,757	9,953,708	10,622,027	[1],[2]
Total assets	63,345,378	50,080,535
Related Party [Member]
Product sales	0	0	1,423,123
Cost of sales	0	0	(976,487)
Third Parties [Member]
Product sales	42,638,117	51,693,735	35,973,392	[1]
Cost of sales	(32,609,334)	(37,074,574)	(23,411,057)	[1]
Licensing Technology [Member]
Product sales	0	775,494	2,234,237	[1]
Cost of sales	0	(53,760)	(233,109)	[1]
Bimetallic Composite Wire Products [Member]
Product sales	40,753,851	47,175,147	32,644,473
Cost of sales	(31,718,549)	(35,185,078)	(22,379,328)
Gross Profit	9,035,302	11,990,069	10,265,145
Selling and marketing expenses	(579,079)	(522,318)	(351,331)
Administrative and other expenses	(2,043,276)	(1,238,401)	(994,317)
Operating income/(loss)	6,412,947	10,229,350	8,919,497
Other income	393,585	270,859	91,067
Interest expenses	(875,612)	(661,833)	(381,373)
Income/(loss) before income taxes	5,930,920	9,838,376	8,629,191
Income tax expense	(1,072,553)	(1,516,509)	(1,265,792)
Net income/(loss)	4,858,367	8,321,867	7,363,399
Total assets	53,832,719	40,194,094	29,660,559
Bimetallic Composite Wire Products [Member] | Related Party [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Bimetallic Composite Wire Products [Member] | Third Parties [Member]
Product sales	40,753,851	47,175,147	31,221,350
Cost of sales	(31,718,549)	(35,185,078)	(21,402,841)
Bimetallic Composite Wire Products [Member] | Licensing Technology [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Wiring Equipment [Member]
Product sales	1,884,266	5,294,082	6,986,279
Cost of sales	(890,784)	(1,943,256)	(2,241,325)
Gross Profit	993,482	3,350,826	4,744,954
Selling and marketing expenses	(303,131)	(83,953)	(94,620)
Administrative and other expenses	(789,816)	(635,872)	(663,376)
Operating income/(loss)	(99,465)	2,631,001	3,986,958
Other income	52,669	83,580	4,170
Interest expenses	(74,274)	(14,196)	(191)
Income/(loss) before income taxes	(121,070)	2,700,385	3,990,937
Income tax expense	(68,370)	(280,222)	(532,217)
Net income/(loss)	(189,440)	2,420,163	3,458,720
Total assets	9,372,561	9,267,108	6,734,737
Wiring Equipment [Member] | Related Party [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Wiring Equipment [Member] | Third Parties [Member]
Product sales	1,884,266	4,518,588	4,752,042
Cost of sales	(890,784)	(1,889,496)	(2,008,216)
Wiring Equipment [Member] | Licensing Technology [Member]
Product sales	0	775,494	2,234,237
Cost of sales	0	(53,760)	(233,109)
Corporate and Other [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Gross Profit	0	0	0
Selling and marketing expenses	(338)	0	0
Administrative and other expenses	(163,487)	(788,322)	(200,092)
Operating income/(loss)	(163,825)	(788,322)	(200,092)
Other income	569	0	0
Interest expenses	(16,914)	0	0
Income/(loss) before income taxes	(180,170)	(788,322)	(200,092)
Income tax expense	0	0	0
Net income/(loss)	(180,170)	(788,322)	(200,092)
Total assets	140,098	619,333	266,606
Corporate and Other [Member] | Related Party [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Corporate and Other [Member] | Third Parties [Member]
Product sales	0	0	0
Cost of sales	0	0	0
Corporate and Other [Member] | Licensing Technology [Member]
Product sales	0	0	0
Cost of sales	$ 0	$ 0	$ 0

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").
[2]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

BUSINESS SEGMENTS (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Product sales	$ 42,638,117	$ 52,469,229	$ 39,630,752	[1]
PRC [Member]
Product sales	34,002,646	44,615,729	34,478,754
Others [Member]
Product sales	$ 8,635,471	$ 7,853,500	$ 5,151,998

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

INCOME TAXES EXPENSES (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
PRC income tax	$ 1,140,923	$ 1,796,731	$ 1,798,009	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

INCOME TAXES EXPENSES (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before tax	$ 5,629,680	$ 11,750,439	$ 12,420,036	[1]
Expected PRC income tax expense at statutory tax rate of 25%	1,407,420	2,937,609	3,105,009
Expense/(Income) not deductible/taxable	331,170	35,699	(643,992)
Tax concession	(597,667)	(1,176,577)	(663,008)
Actual income tax expense	$ 1,140,923	$ 1,796,731	$ 1,798,009	[1]

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").

INCOME TAXES EXPENSES (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations	20.30%	15.30%	14.50%
Effective Income Tax Rate Reconciliation, Tax Settlements	15.00%
Apex Wealth Holdings Limited [Member] | Hong Kong [Member]
Effective Income Tax Rate, Continuing Operations	16.50%
Dalian Xinding [Member] | PRC [Member]
Effective Income Tax Rate, Continuing Operations	25.00%
TOFA And Tongda [Member] | PRC [Member]
Effective Income Tax Rate, Continuing Operations	15.00%	15.00%	15.00%
Dalian Tofa New Materials Development Co Ltd [Member] | PRC [Member]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate	15.00%	15.00%

CONCENTRATIONS OF RISK (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Entity-Wide Revenue, Major Customer, Amount	$ 15,398,990	$ 24,412,943
Entity-Wide Revenue, Major Customer, Percentage	35.00%	45.70%
Customer A [Member]
Entity-Wide Revenue, Major Customer, Amount	6,283,257	6,864,028
Entity-Wide Revenue, Major Customer, Percentage	14.00%	13.00%
Customer B [Member]
Entity-Wide Revenue, Major Customer, Amount	4,764,066	6,701,160
Entity-Wide Revenue, Major Customer, Percentage	11.00%	12.70%
Customer C [Member]
Entity-Wide Revenue, Major Customer, Amount	4,351,667	5,463,218
Entity-Wide Revenue, Major Customer, Percentage	10.00%	10.00%
Customer D [Member]
Entity-Wide Revenue, Major Customer, Amount		$ 5,384,537
Entity-Wide Revenue, Major Customer, Percentage		10.00%

CONCENTRATIONS OF RISK (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Concentration Of Risk Purchases	$ 13,334,423	$ 23,788,878	$ 10,036,874
Concentration Risk Percentage Of Purchases	67.00%	92.00%	79.00%
Vendor A [Member]
Concentration Of Risk Purchases	5,073,101	11,757,680	5,980,333
Concentration Risk Percentage Of Purchases	26.00%	48.00%	47.00%
Vendor B [Member]
Concentration Of Risk Purchases	5,055,048	6,463,616	4,056,541
Concentration Risk Percentage Of Purchases	25.00%	24.00%	32.00%
Vendor C [Member]
Concentration Of Risk Purchases	$ 3,206,274	$ 5,567,582
Concentration Risk Percentage Of Purchases	16.00%	20.00%

COMMITMENTS AND CONTINGENCIES (Details) (USD $)	Dec. 31, 2012
Year Ended December 31,2013	$ 130,000
2014	24,334
2015	24,333
2016	24,333
2017	0
Over five years	0
Operating Leases, Future Minimum Payments Receivable	$ 203,000

COMMITMENTS AND CONTINGENCIES (Details Textual)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 Dalin Xinding [Member] USD ($)
Commitment To Provide Interest Free Loan To Shareholders					$ 3,300,000
Operating Leases, Rent Expense	$ 231,646	1,459,140	$ 105,105	680,670

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009
Assets
Cash	$ 2,959,219	$ 4,407,246	$ 2,431,893	[1]	$ 772,977	[1]
Prepaid expense and other current assets	8,530,684	4,488,777
Total assets	63,345,378	50,080,535
Liabilities and stockholders' equity
Accrued expenses and other payables	1,859,654	1,216,551
Total liabilities	23,590,086	15,654,945
Total shareholders' equity	39,755,292	34,425,590	23,061,322		11,027,589
Total liabilities and stockholders' equity	63,345,378	50,080,535
Parent Company [Member]
Assets
Cash	50,158	64,496	1,218	[2]	1,426
Prepaid expense and other current assets	89,940	73,830
Investments in subsidiaries	40,961,908	35,299,024
Total assets	41,102,006	35,437,350
Liabilities and stockholders' equity
Accrued expenses and other payables	1,346,714	1,096,382
Total liabilities	1,346,714	1,096,382
Total shareholders' equity	39,755,292	34,340,968
Total liabilities and stockholders' equity	$ 41,102,006	$ 35,437,350

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the balances of TODA International Inc. only.

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details 1) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
General and administrative expenses	$ (2,996,579)	$ (2,662,595)	$ (1,857,785)	[1]
Net income	4,505,510	9,948,651	10,622,027	[1],[2]
Parent Company [Member]
General and administrative expenses	(180,170)	(771)	0
Equity income of subsidiaries	4,668,927	9,954,479	7,748
Net income	$ 4,488,757	$ 9,953,708	$ 7,748

[1]	Represents the consolidated Statement of Income of Victor Score Limited and subsidiaries (the "Accounting Acquirer").
[2]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").

CONDENSED PARENT COMPANY FINANCIAL INFORMATION OF TODA INTERNATIONAL HOLDINGS INC. (Details 2) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Net cash used in operating activities	$ 3,608,181	$ 1,961,366		$ 5,173,272	[1]
Net cash provided by investing activities	(6,850,472)	(1,269,612)		(9,057,883)	[1]
Net cash provided by financing activities	1,553,401	390,082		5,476,026	[1]
Cash as of January 1	4,407,246	2,431,893	[1]	772,977	[1]
Cash as of December 31	2,959,219	4,407,246		2,431,893	[1]
Parent Company [Member]
Net cash used in operating activities	(14,338)	10,976,260		(208)
Net cash provided by investing activities	0	(12,322,324)		0
Net cash provided by financing activities	0	1,410,560		0
Cash as of January 1	64,496	1,218	[2]	1,426
Cash as of December 31	$ 50,158	$ 64,496		$ 1,218	[2]

[1]	Represents the consolidated of Cash Flows of Victor Score Limited (the "Accounting Acquirer").
[2]	Represents the balances of TODA International Inc. only.